                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                              Amended Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                  811-05536

                     (Investment Company Act File Number)

                                Hibernia Funds
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                                (412) 288-1900
                       (Registrant's Telephone Number)

                                  Gail C. Jones
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 8/31/04

             Date of Reporting Period: Fiscal year ended 8/31/04
                                       -------------------------

Item 1.     Reports to Stockholders

ANNUAL REPORT

AUGUST 31, 2004

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

FINANCIAL HIGHLIGHTS SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

BOARD OF TRUSTEES AND TRUST OFFICERS VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management Discussion of Fund Performance

Hibernia Capital Appreciation Fund
Annual Report/12-month period from September 1, 2003 through August 31, 2004

HIBERNIA CAPITAL APPRECIATION FUND

During the fund's fiscal year, U.S. equity markets experienced a great deal of volatility. All of the gain reported for the year was generated in the first five months. The remainder of the fiscal year was a period of volatility as equity investors grappled with indecision and attempted to gain an understanding of the unclear state of the U.S. economy.

The fundamental picture actually became much more clear as the year progressed. Corporate revenue and profit growth exceeded expectations, corporate capital expenditures finally began to come on strong, and the consumer sector showed considerable resilience. Indeed, corporate profits increased by 20%. Capital expenditures grew at an annualized rate of about 12% led by tech-spending, which was up over 14% from 12 months prior. Consumer spending continued to increase, albeit at a slower pace. Furthermore, the housing sector showed no signs of slowing: Building Permits, Housing Starts, New Home Sales, and Existing Home Sales all continued to expand.

In this strong economic environment, domestic equity performance was good. The S&P 500 Index was up over 11% for the 12 months ended August 31, 2004 while the S&P 400 Mid Cap Index was up over 12%.1

PERFORMANCE

The Hibernia Capital Appreciation Fund's Class A Shares produced a total return of 9.87%2 , based on net asset value for the 12 month period ended August 31, 2004.

Fund performance was very strong in the first five months of the fiscal year, which is the period during which all of the full-year gains were generated. During that period, as well as throughout the remainder of the fiscal year, value stocks outperformed growth stocks. The portfolio was not dominated by any particular themes throughout the reporting period as the risk-control process of portfolio strategy was tightly implemented. Individual stock performance was the main driver of returns.

STRATEGY

Portfolio strategy continued to emphasize security selection and risk-control. Broad diversification across industry groups and economic sectors was a key part of this risk control, as well as minimization of exposures to other benchmark characteristics (i.e., growth vs. value, capitalization, etc.).3

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 400 Mid Cap Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investments cannot be made in an index.

2 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Hibernia Funds website at http://www.Hiberniafunds.com. Total return for Class A Shares, based on offering price, was 4.92%, for the reporting period. The maximum sales charge is 4.50%. Total returns for Class B Shares was 9.08% based on net asset value and 3.58% based on redemption value for the reporting period. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

3 Diversification does not assure a profit nor protect against loss.

Hibernia Capital Appreciation Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Capital Appreciation Fund--Class A Shares (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Standard and Poor's 500 Index ("S&P 500").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2004

1 Year	4.92%
5 Years	(2.81)%
10 Years	9.63%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). For the period from October 31, 1993 to August 31, 1996, the sales charge was reduced to 3.00%. Effective September 1, 1996, the maximum sales charge changed to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects the current 4.50% sales charge.

Hibernia Capital Appreciation Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Capital Appreciation Fund--Class B Shares (the "Fund") from December 2, 1996 (start of performance) to August 31, 2004, compared to the Standard and Poor's 500 Index ("S&P 500").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2004

1 Year	3.58%
5 Years	(2.94)%
Start of Performance (12/2/96)	5.23%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Louisiana Municipal Income Fund
Annual Report/12-month period from September 1, 2003 through August 31, 2004

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

The fund ended the 2004 fiscal year with a positive total return of 5.88% for Class A Shares, based on net asset value.1 The primary factor providing the positive return in the fund was the tax exempt interest income generated by the portfolio. Yields on tax exempt bonds dropped more than those on taxable rates during the 12 months ended August 31, 2004. "AAA" tax exempt 10-year bond yields declined over 50 basis points for the reporting period. The decline in tax exempt interest rates and the corresponding rise in bond prices during the reporting period were significant components of the total return of the fund accounting for over 1.25 percentage points. The decline in interest rates was in spite of an improving U.S. economy, growing federal deficit, a declining U.S. dollar, rising oil prices and higher commodity prices. The fund took an increasingly defensive posture during the reporting period in an effort to protect shareholder value while still providing the tax exempt income required by the fund's investment objective. The fund's effective maturity was reduced from 10 years to 6 years over the course of the 12 month reporting period.

The fund did not invest in derivative securities during the reporting period.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Hibernia Funds website at http://www.Hiberniafunds.com. Total return for Class A Shares, based on offering price, was 2.68%, for the reporting period. The maximum sales charge is 3.00%. Total return for Class B Shares was 5.08% based on net asset value and (0.42)% based on redemption value for the reporting period. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

Hibernia Louisiana Municipal Income Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Louisiana Municipal Income Fund--Class A Shares (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Lehman Brothers Ten Year Insured Bond Index ("LB10I").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2004

1 Year	2.68%
5 Years	5.44%
10 Years	5.65%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB101 has been adjusted to reflect reinvestment of income on securities in the index.

2 The LB10I is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects the current 3.00% sales charge.

Hibernia Louisiana Municipal Income Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Louisiana Municipal Income Fund--Class B Shares (the "Fund") from November 15, 2001 (start of performance) to August 31, 2004, compared to the Lehman Brothers Ten Year Insured Bond Index ("LB10I").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2004

1 Year	(0.42)%
Start of Performance (11/15/01)	2.64%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.50% contingent deferred sales charge on any redemption less than three years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB10I has been adjusted to reflect reinvestment of income on securities in the index.

2 The LB10I is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Mid Cap Equity Fund
Annual Report/12-month period from September 1, 2003 through August 31, 2004

HIBERNIA MID CAP EQUITY FUND

During the fund's fiscal year, U.S. equity markets experienced a great deal of volatility. All of the gain reported for the year was generated in the first five months. The remainder of the fiscal year was a period of volatility as equity investors grappled with indecision and attempted to gain an understanding of the unclear state of the U.S. economy.

The fundamental picture actually became much more clear as the year progressed. Corporate revenue and profit growth exceeded expectations, corporate capital expenditures finally began to come on strong, and the consumer sector showed considerable resilience. Indeed, corporate profits increased by 20%. Capital expenditures grew at a annualized rate of about 12% led by tech-spending, which was up over 14% from 12 months prior. Consumer spending continued to increase, albeit at a slower pace. Furthermore, the housing sector showed no signs of slowing: Building Permits, Housing Starts, New Home Sales, and Existing Home Sales all continued to expand.

In this strong economic environment, domestic equity performance was good. The S&P 500 Index was up over 11% for the 12 months ended August 31, 2004 while the S&P 400 Mid Cap Index was up over 12%.1 Value stocks outperformed growth stocks and smaller capitalization stocks outperformed larger capitalization stocks during the reporting period.

PERFORMANCE

The Hibernia Mid Cap Equity Fund's Class A Shares produced a total return of 12.01%,2 based on net asset value for the 12 month period ended August 31, 2004.

Fund performance was very strong in the first six months of the fiscal year, and then pulled back sharply as the U.S. equity markets overall experienced a pull-back. During the fiscal year, mid-cap value stocks vastly outperformed mid-cap growth stocks. Portfolio management throughout the fiscal year emphasized bringing the portfolio's average market capitalization more in line with the benchmark as part of the overall risk-control process, focusing on security selection.

STRATEGY

In the beginning of the fiscal year, average market capitalization was biased to larger stocks in the mid-cap universe. This bias has been reduced throughout the year.

Portfolio Strategy continued to emphasize security selection and risk-control. Broad diversification across industry groups and economic sectors was a key part of this risk control, as well as minimization of exposures to other benchmark characteristics (i.e., growth vs. value, capitalization, etc.).3

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 400 Mid Cap Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investments cannot be made in an index.

2 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Hibernia Funds website at http://www.Hiberniafunds.com. Total return for Class A Shares, based on offering price, was 6.97%, for the reporting period. The maximum sales charge is 4.50%. Total return for Class B Shares was 11.19% based on net asset value and 5.69% based on redemption value for the reporting period. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

3 Diversification does not assure a profit nor protect against loss.

Hibernia Mid Cap Equity Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Mid Cap Equity Fund--Class A Shares (the "Fund") from August 31, 19942 to August 31, 2004, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").3

AVERAGE ANNUAL TOTAL RETURNS4 FOR THE
PERIOD ENDED AUGUST 31, 2004

1 Year	6.97%
5 Years	6.03%
10 Years	12.64%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on July 13, 1998. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 Hibernia Mid Cap Equity Fund -- Class A Shares is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/93 to 7/12/98 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

3 The S&P 400 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

4 Total returns quoted reflect the current 4.50% sales charge.

Hibernia Mid Cap Equity Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Mid Cap Equity Fund--Class B Shares (the "Fund") from July 13, 1998 (start of performance) to August 31, 2004, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2004

1 Year	5.69%
5 Years	5.88%
Start of Performance (7/13/98)	7.11%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 400 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

Hibernia Total Return Bond Fund
Annual Report/12-month period from September 1, 2003 through August 31, 2004

HIBERNIA TOTAL RETURN BOND FUND

The fund ended its 2004 fiscal year with a positive total return of 3.72%, based on net asset value.1 The primary factor providing the positive return in the fund was interest income generated by the portfolio. A slight overall decline in interest rates and the corresponding rise in bond prices during the reporting period also benefited performance. The general decline in interest rates was in spite of an improving U.S. economy, growing federal deficit, a declining U.S. dollar, rising oil prices and higher commodity prices. Given these inflationary economic factors, the fund maintained a defensive posture throughout its fiscal year. The defensive posture manifested in two primary ways. First, the overall duration2 of the fund was held roughly at 85% of the market index as evidenced by the Lehman Brothers Aggregate Bond Index.3 This practice reduced the volatility of the fund, but also dampened yield and price appreciation. Second, the fund focused on higher quality securities in the corporate sector. This bias toward quality lowered the credit risk of the portfolio but also lowered yield and price appreciation.

Other factors playing a lesser role in the positive performance of the fund were an overweighting in agency notes and corporate bonds and underweighting in U.S. Treasury securities and mortgage bonds.

The fund did not invest in derivative securities during the reporting period.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Hibernia Funds website at http://www.Hiberniafunds.com. Total return, based on offering price, was 0.59%, for the reporting period. The maximum sales charge is 3.00%.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade corporate and government bonds. Investments cannot be made in an index.

Hibernia Total Return Bond Fund

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Total Return Bond Fund (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Citigroup Broad Investment-Grade Bond Index ("CBIGBI")2,3 and the Lehman Brothers Aggregate Bond Index ("LBAB").2,3

AVERAGE ANNUAL TOTAL RETURNS4 FOR THE
PERIOD ENDED AUGUST 31, 2004

1 Year	0.59%
5 Years	5.33%
10 Years	5.75%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The CBIGBI and LBAB have been adjusted to reflect reinvestment of income on securities in the index.

2 The CBIGBI and LBAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's Adviser has elected to change the benchmark index from CBIGBI to LBAB because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflect the current 3.00% sales charge.

Hibernia U.S. Government Income Fund
Annual Report/12-month period from September 1, 2003 through August 31, 2004

HIBERNIA U.S. GOVERNMENT INCOME FUND

The fund ended its 2004 fiscal year with a positive total return of 4.08%, based on net asset value.1 The primary factor providing the positive return in the fund was the interest income generated by the portfolio. A slight overall decline in interest rates and the corresponding rise in bond prices during the reporting period also benefited performance. The general decline in interest rates was in spite of an improving U.S. economy, growing federal deficit, a declining U.S. dollar, rising oil prices and higher commodity prices. The fund took a neutral to slightly defensive posture during its fiscal year in an effort to protect shareholder value while still providing the taxable income required by the fund's investment objective. During the fiscal year, the target duration2 of the fund was held at or below the intermediate term bond market level as represented by the Lehman Brothers Intermediate Term Aggregate Index.3 In keeping with the high quality of the fund, Treasury, agency notes and bonds accounted for over 65% of the fund's portfolio. Mortgage securities were utilized to a lesser degree comprising 20% of the portfolio while corporate bonds comprised roughly 15%. The focus within the corporate sector was primarily on "A" rated or above securities.

The fund did not invest in derivative securities during the reporting period.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Hibernia Funds website at http://www.Hiberniafunds.com. Total return, based on offering price, was 0.94%, for the reporting period. The maximum sales charge is 3.00%.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 Lehman Brothers Intermediate Term Aggregate Index is an unmanaged index that tracks investment grade corporate and government bonds with maturities between one and ten years. Investments cannot be made in an index.

Hibernia U.S. Government Income Fund

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia U.S. Government Income Fund (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Citigroup Medium Term Broad Index ("CMTBI")2,3 and the Lehman Brothers Intermediate Term Aggregate Index ("LBIA").2,3

AVERAGE ANNUAL TOTAL RETURNS4 FOR THE
PERIOD ENDED AUGUST 31, 2004

1 Year	0.94%
5 Years	5.70%
10 Years	6.00%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The CMTBI and LBIA have been adjusted to reflect reinvestment of income on securities in the index.

2 The CMTBI and LBIA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's Adviser has elected to change the benchmark index from CMTBI to LBIA because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflect the current 3.00% sales charge.

Financial Highlights

Hibernia Funds

August 31, 2004

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments
Capital Appreciation Fund--Class A Shares
2000	$26.07	(0.01)	4.50	4.49	--	(3.15)
2001	$27.41	0.02	(6.07)	(6.05)	--	(0.52)
2002	$20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)
2003	$16.50	0.08(3)	1.31	1.39	(0.07)	--
2004	$17.82	0.08(3)	1.62	1.70	(0.07)	(1.14)
Capital Appreciation Fund--Class B Shares
2000	$25.70	(0.18)	4.39	4.21	--	(3.15)
2001	$26.76	(0.18)	(5.87)	(6.05)	--	(0.52)
2002	$20.19	(0.11)	(3.31)	(3.42)	--	(0.92)
2003	$15.85	(0.04)(3)	1.25	1.21	--	--
2004	$17.06	(0.06)(3)	1.56	1.50	--	(1.14)
Louisiana Municipal Income Fund--Class A Shares
2000	$10.85	0.56	0.09	0.65	(0.55)	(0.10)
2001	$10.85	0.53(3)	0.50	1.03	(0.53)	(0.02)
2002	$11.33	0.51(4)	0.07(4)	0.58	(0.51)	(0.00)(5)
2003	$11.40	0.50	(0.12)	0.38	(0.50)	(0.07)
2004	$11.21	0.48	0.17	0.65	(0.47)	(0.03)
Louisiana Municipal Income Fund--Class B Shares
2002(6)	$11.36	0.34(4)	0.05(4)	0.39	(0.35)	(0.00)(5)
2003	$11.40	0.40	(0.12)	0.28	(0.40)	(0.07)
2004	$11.21	0.38	0.19	0.57	(0.38)	(0.03)
Mid Cap Equity Fund--Class A Shares
2000	$11.35	(0.05)	4.71	4.66	--	--
2001	$16.01	(0.03)	(2.12)	(2.15)	--	(1.29)
2002	$12.57	(0.02)	(1.01)	(1.03)	--	(0.08)
2003	$11.46	(0.05)(3)	1.51	1.46	--	--
2004	$12.92	(0.02)(3)	1.56	1.54	--	(0.07)
Mid Cap Equity Fund--Class B Shares
2000	$11.29	(0.11)	4.63	4.52	--	--
2001	$15.81	(0.11)	(2.13)	(2.24)	--	(1.29)
2002	$12.28	0.18	(1.26)	(1.08)	--	(0.08)
2003	$11.12	(0.14)(3)	1.46	1.32	--	--
2004	$12.44	(0.12)(3)	1.50	1.38	--	(0.07)
Total Return Bond Fund
2000	$9.68	0.59	(0.07)	0.52	(0.58)	--
2001	$9.62	0.57	0.56	1.13	(0.59)	--
2002	$10.16	0.52(3)(8)	--(8)	0.52	(0.53)	--
2003	$10.15	0.45(3)	(0.11)	0.34	(0.51)	--
2004	$9.98	0.41(3)	(0.05)	0.36	(0.45)	--

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Based on average shares outstanding.

(4) Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment income per share or net realized and unrealized gain per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return (1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement (2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(3.15)	$27.41	18.55%	1.20%	(0.04)%	--	$380,073	8%
(0.52)	$20.84	(22.37)%	1.21%	0.07%	--	$265,817	2%
(0.94)	$16.50	(17.18)%	1.23%	0.18%	--	$217,744	3%
(0.07)	$17.82	8.46%	1.27%	0.48%	--	$234,905	29%
(1.21)	$18.31	9.87%	1.25%	0.41%	--	$239,871	22%

(3.15)	$26.76	17.65%	1.95%	(0.79)%	--	$21,159	8%
(0.52)	$20.19	(22.93)%	1.96%	(0.68)%	--	$15,245	2%
(0.92)	$15.85	(17.83)%	1.98%	(0.57)%	--	$11,849	3%
--	$17.06	7.63%	2.02%	(0.27)%	--	$11,865	29%
(1.14)	$17.42	9.08%	2.00%	(0.34)%	--	$11.981	22%

(0.65)	$10.85	6.23%	0.67%	5.20%	0.33%	$93,684	12%
(0.55)	$11.33	9.79%	0.66%	4.83%	0.33%	$98,822	9%
(0.51)	$11.40	5.32%	0.71%	4.59%(4)	0.33%	$84,361	10%
(0.57)	$11.21	3.33%	0.74%	4.36%	0.33%	$81,468	9%
(0.50)	$11.36	5.88%	0.75%	4.20%	0.33%	$78,288	11%

(0.35)	$11.40	3.60%	1.59%(7)	3.76%(4)(7)	0.23%(8)	$2,824	10%
(0.47)	$11.21	2.47%	1.59%	3.51%	0.23%	$4,127	9%
(0.41)	$11.37	5.08%	1.60%	3.35%	0.23%	$3,569	11%

--	$16.01	41.06%	1.72%	(0.35)%	0.23%	$26,171	32%
(1.29)	$12.57	(14.05)%	1.58%	(0.21)%	0.15%	$36,985	20%
(0.08)	$11.46	(8.27)%	1.57%	(0.51)%	--	$42,545	12%
--	$12.92	12.74%	1.55%	(0.48)%	--	$59,735	25%
(0.07)	$14.39	12.01%	1.45%	(0.14)%	--	$74,783	51%

--	$15.81	40.04%	2.47%	(1.10)%	0.23%	$4,090	32%
(1.29)	$12.28	(14.86)%	2.33%	(0.94)%	0.15%	$3,548	20%
(0.08)	$11.12	(8.87)%	2.32%	(1.26)%	--	$3,450	12%
--	$12.44	11.87%	2.30%	(1.23)%	--	$3,795	25%
(0.07)	$13.75	11.19%	2.20%	(0.89)%	--	$4,321	51%

(0.58)	$9.62	5.53%	0.98%	6.04%	0.30%	$77,909	11%
(0.59)	$10.16	12.08%	0.97%	5.79%	0.30%	$71,060	8%
(0.53)	$10.15	5.39%	1.01%	5.18%(8)	0.30%	$47,428	0%
(0.51)	$9.98	3.38%	1.01%	4.38%	0.40%	$48,563	20%
(0.45)	$9.89	3.72%	1.01%	4.08%	0.40%	$51,957	22%

(5) Represents less than $0.01.

(6) Reflects operations for the period from November 15, 2001(date of initial public offering) to August 31, 2002.

(7) Computed on an annualized basis.

(8) Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Financial Highlights (continued)

Hibernia Funds

August 31, 2004

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income
U.S. Government Income Fund
2000	$9.81	0.58	0.03	0.61	(0.57)
2001	$9.85	0.59	0.46	1.05	(0.60)
2002	$10.30	0.61(3)	0.13(3)	0.74	(0.56)
2003	$10.48	0.42(4)	(0.11)	0.31	(0.49)
2004	$10.30	0.38(4)	0.03	0.41	(0.41)
Cash Reserve Fund--Class A Shares
2000	$1.00	0.05	--	0.05	(0.05)
2001	$1.00	0.05	--	0.05	(0.05)
2002	$1.00	0.01	(0.00)(5)	0.01	(0.01)
2003	$1.00	0.01	0.00(5)	0.01	(0.01)
2004	$1.00	0.005	0.000(6)	0.005	(0.005)
Cash Reserve Fund--Class B Shares
2000	$1.00	0.04	--	0.04	(0.04)
2001	$1.00	0.04	--	0.04	(0.04)
2002	$1.00	0.01	(0.00)(5)	0.01	(0.01)
2003	$1.00	0.01	0.00(5)	0.01	(0.01)
2004	$1.00	0.003	0.001	0.004	(0.004)
U.S. Treasury Money Market Fund
2000	$1.00	0.05	--	0.05	(0.05)
2001	$1.00	0.05	--	0.05	(0.05)
2002	$1.00	0.01	--	0.01	(0.01)
2003	$1.00	0.01	--	0.01	(0.01)
2004	$1.00	0.003	--	0.003	(0.003)

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$9.85	6.47%	0.68%	5.96%	0.31%	$85,724	15%
$10.30	10.95%	0.68%	5.83%	0.31%	$85,017	27%
$10.48	7.39%	0.69%	4.87%(3)	0.31%	$85,093	39%
$10.30	3.01%	0.70%	3.97%	0.31%	$89,573	31%
$10.30	4.08%	0.70%	3.71%	0.31%	$82,231	29%

$1.00	5.10%	0.94%	5.03%	--	$232,410	--
$1.00	4.66%	0.90%	4.47%	--	$244,254	--
$1.00	1.27%	0.84%	1.28%	0.06%	$212,320	--
$1.00	0.80%	0.53%	0.81%	0.40%	$182,575	--
$1.00	0.55%	0.56%	0.55%	0.40%	$166,616	--

$1.00	4.31%	1.69%	4.27%	--	$189	--
$1.00	3.88%	1.65%	3.34%	--	$509	--
$1.00	0.84%	1.30%	0.81%	0.35%	$696	--
$1.00	0.57%	0.89%	0.45%	0.79%	$677	--
$1.00	0.40%	0.71%	0.39%	1.00%	$417	--

$1.00	5.15%	0.63%	4.99%	--	$198,457	--
$1.00	4.68%	0.64%	4.56%	--	$210,102	--
$1.00	1.38%	0.62%	1.37%	--	$193,535	--
$1.00	0.62%	0.65%	0.61%	--	$221,334	--
$1.00	0.34%	0.66%	0.34%	--	$152,264	--

(4) Based on average shares outstanding.

(5) Represents less than $0.01.

(6) Represents less than $0.001.

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees (Class A Shares, Class B Shares and Shares), shareholder services fees (Class B Shares) and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period(1)
Hibernia Capital Appreciation Fund
Actual
Class A Shares	$1,000	$ 974.50	$ 6.25
Class B Shares	$1,000	$ 970.50	$ 9.96
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$ 1,018.80	$ 6.39
Class B Shares	$1,000	$ 1,015.03	$ 10.18
Hibernia Louisiana Municipal Income Fund
Actual
Class A Shares	$1,000	$ 1,001.10	$ 3.77
Class B Shares	$1,000	$ 996.80	$ 8.03
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$ 1,021.37	$ 3.81
Class B Shares	$1,000	$ 1,017.09	$ 8.11
Hibernia Mid Cap Equity Fund
Actual
Class A Shares	$1,000	$ 961.30	$ 7.00
Class B Shares	$1,000	$ 957.50	$ 10.68
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$ 1,018.00	$ 7.20
Class B Shares	$1,000	$ 1,014.23	$ 10.99
Hibernia Total Return Bond Fund
Actual	$1,000	$ 1,003.70	$ 5.09
Hypothetical (assuming a 5% return before expenses)	$1,000	$ 1,020.06	$ 5.13
Hibernia U.S. Government Income Fund
Actual	$1,000	$ 1,003.80	$ 3.58
Hypothetical (assuming a 5% return before expenses)	$1,000	$ 1,021.57	$ 3.61
Hibernia Cash Reserve Fund
Actual
Class A Shares	$1,000	$1,002.90	$ 2.87
Class B Shares	$1,000	$1,002.20	$ 3.62
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,022.27	$ 2.90
Class B Shares	$1,000	$1,021.52	$ 3.66
Hibernia U.S. Treasury Money Market Fund
Actual	$1,000	$1,001.90	$ 3.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.72	$ 3.46

(1) Expenses are equal to the Funds' Class A Shares and Class B Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The annualized expense ratios were as follows:

Capital Appreciation Fund
Class A Shares	1.26%
Class B Shares	2.01%
Louisiana Municipal Income Fund
Class A Shares	0.75%
Class B Shares	1.60%
Mid Cap Equity Fund
Class A Shares	1.42%
Class B Shares	2.17%
Total Return Bond Fund	1.01%
U.S. Government Income Fund	0.71%
Cash Reserve Fund
Class A Shares	0.57%
Class B Shares	0.72%
U.S. Treasury Money Market Fund	0.68%

Portfolio of Investments Summary Tables

CAPITAL APPRECIATION FUND SUMMARY TABLE

At August 31, 2004, the fund's portfolio composition(1) was as follows:

EQUITIES	Percentage of Total Investments(2)
Finance	21.9%
Health Technology	10.4%
Technology Services	8.3%
Consumer Non-Durables	8.3%
Producer Manufacturing	8.2%
Electronic Technology	6.9%
Retail Trade	6.9%
Energy Minerals	6.2%
Consumer Services	5.2%
Communications	3.8%
Utilities	3.0%
Transportation	1.9%
Health Services	1.6%
Process Industries	1.5%
Commercial Services	1.4%
Non-Energy Minerals	1.4%
Distribution Services	1.2%
Consumer Durables	0.9%
Industrial Services	0.8%
TOTAL EQUITIES PORTFOLIO VALUE	99.8%
Other Securities(3)	1.2%
TOTAL PORTFOLIO VALUE	100%

(1) See the fund's prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

Portfolio of Investments

Hibernia Funds
 August 31, 2004

CAPITAL APPRECIATION FUND

Shares		Value
	COMMON STOCKS--99.6%
	Commercial Services--1.3%
33,000	McGraw-Hill Cos., Inc.	$ 2,499,090
13,000	Omnicom Group, Inc.	894,530

	Total	3,393,620

	Communications--3.7%
115,200	BellSouth Corp.	3,082,752
62,800	(1) NEXTEL Communications, Inc., Class A	1,456,332
124,600	Verizon Communications, Inc.	4,890,550

	Total	9,429,634

	Consumer Durables--0.9%
84,563	Ford Motor Co.	1,193,184
25,400	General Motors Corp.	1,049,274

	Total	2,242,458

	Consumer Non-Durables--8.3%
54,000	Altria Group, Inc.	2,643,300
51,620	Anheuser-Busch Cos., Inc.	2,725,536
23,500	(1) Coach, Inc.	990,525
20,000	Coca-Cola Co.	894,200
34,900	Kimberly-Clark Corp.	2,327,830
127,000	PepsiCo, Inc.	6,350,000
90,282	Procter & Gamble Co.	5,053,084

	Total	20,984,475

	Consumer Services--5.2%
184,000	Cendant Corp.	3,979,920
127,600	(1) Fox Entertainment Group, Inc., Class A	3,463,064
38,700	Walt Disney Co.	868,815
117,400	Yum! Brands, Inc.	4,661,954

	Total	12,973,753

	Distribution Services--1.2%
98,100	McKesson HBOC, Inc.	3,036,195

	Electronic Technology--6.9%
224,720	(1) Cisco Systems, Inc.	4,215,747
107,900	(1) Dell, Inc.	3,759,236
85,386	Hewlett-Packard Co.	1,527,556
201,432	Intel Corp.	4,288,487
157,000	(1) National Semiconductor Corp.	2,092,810
30,000	Scientific-Atlanta, Inc.	$ 817,200
35,000	Texas Instruments, Inc.	683,900

	Total	17,384,936

	Energy Minerals--6.2%
9,800	Anadarko Petroleum Corp.	580,356
35,300	Apache Corp.	1,577,557
20,000	ChevronTexaco Corp.	1,950,000
54,500	ConocoPhillips	4,056,435
120,410	Exxon Mobil Corp.	5,550,901
51,600	Marathon Oil Corp.	1,871,532

	Total	15,586,781

	Finance--21.9%
55,000	Allstate Corp.	2,596,550
72,050	Ambac Financial Group, Inc.	5,439,775
52,395	American Express Co.	2,620,798
155,000	Bank of America Corp.	6,971,900
24,000	Bear Stearns Cos., Inc.	2,110,080
114,800	Citigroup, Inc.	5,347,384
129,600	Countrywide Financial Corp.	4,607,280
29,400	Equity Office Properties Trust	839,664
42,200	Golden West Financial Corp.	4,567,306
27,500	Goldman Sachs Group, Inc.	2,465,375
109,900	J.P. Morgan Chase & Co.	4,349,842
39,200	MetLife, Inc.	1,460,200
37,300	SouthTrust Corp.	1,542,355
206,100	UNUMProvident Corp.	3,334,698
54,000	Wachovia Corp.	2,533,140
48,780	Washington Mutual Bank FA	1,894,127
40,400	Wells Fargo & Co.	2,373,500

	Total	55,053,974

	Health Services--1.6%
49,100	IMS Health, Inc.	1,145,503
4,653	(1) Medco Health Solutions, Inc.	145,313
40,200	UnitedHealth Group, Inc.	2,658,426

	Total	3,949,242

	Health Technology--10.4%
48,800	(1) Amgen, Inc.	2,893,352
129,800	Johnson & Johnson	7,541,380
19,680	Lilly (Eli) & Co.	1,248,696
38,715	Merck & Co., Inc.	1,741,013
	COMMON STOCKS--continued
49,100	Mylan Laboratories, Inc.	$ 855,322
244,000	Pfizer, Inc.	7,971,480
53,912	(1) Zimmer Holdings, Inc.	3,843,926

	Total	26,095,169

	Industrial Services--0.8%
33,900	Schlumberger Ltd.	2,095,020

	Non-Energy Minerals--1.4%
110,702	Alcoa, Inc.	3,584,531

	Process Industries--1.5%
51,000	Air Products & Chemicals, Inc.	2,671,380
19,600	Sigma-Aldrich Corp.	1,122,884

	Total	3,794,264

	Producer Manufacturing--8.2%
58,400	3M Co.	4,809,824
14,700	Caterpillar, Inc.	1,068,690
151,500	General Electric Co.	4,967,685
26,550	Graco, Inc.	828,360
32,400	Molex, Inc.	935,388
29,400	PACCAR, Inc.	1,769,586
68,700	Tyco International Ltd.	2,151,684
43,200	United Technologies Corp.	4,056,912

	Total	20,588,129

	Retail Trade--6.9%
94,000	Home Depot, Inc.	3,436,640
73,600	SUPERVALU, Inc.	1,940,096
55,900	Sherwin-Williams Co.	2,308,670
337,500	TJX Cos., Inc.	7,141,500
50,000	Wal-Mart Stores, Inc.	2,633,500

	Total	17,460,406

	Technology Services--8.3%
35,000	(1) Computer Sciences Corp.	1,622,250
90,300	Electronic Data Systems Corp.	1,735,566
50,000	IBM Corp.	4,234,500
343,400	Microsoft Corp.	9,374,820
79,900	(1) Symantec Corp.	3,832,004

	Total	20,799,140

	Transportation--1.9%
33,400	Burlington Northern Santa Fe Corp.	1,195,720
44,200	FedEx Corp.	3,623,958

	Total	4,819,678

	Utilities--3.0%
33,400	Constellation Energy Group	$ 1,372,740
54,700	DTE Energy Co.	2,260,204
77,200	Exelon Corp.	2,844,820
24,500	Questar Corp.	996,660

	Total	7,474,424

	TOTAL COMMON STOCKS (identified cost $176,561,354)	250,745,829

	MUTUAL FUND--0.2%
615,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	615,000

	TOTAL INVESTMENTS--99.8% (identified cost $177,176,354)	251,360,829

	OTHER ASSETS AND LIABILITIES--NET--0.2%	491,222

	TOTAL NET ASSETS--100%	$ 251,852,051

(See Notes to Portfolio of Investments)

Portfolio of Investments Summary Tables

LOUISIANA MUNICIPAL INCOME FUND

At August 31, 2004, the fund's portfolio composition(1) was as follows:

Percentage of Total Investments(2)
Special Revenue	38.0%
General Obligation	20.8%
Utilities	16.8%
Sales Tax	10.6%
Mortgage	7.5%
Hospitals	4.6%
Transportation	1.7%
TOTAL	100%

At August 31, 2004, the fund's credit quality ratings composition(3) was as follows:

S&P Long-Term Ratings as Percentage of Total Investments(2)		Moody's Long-Term Ratings as Percentage of Total Investments(2)
AAA	93.8%	Aaa	82.8%
AA	1.8%	Not Rated by Moody's	17.2%
Not Rated by S&P	4.4%
TOTAL	100%	TOTAL	100%

(1) See the fund's prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category, For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. The tables also reflect both the fund's direct holdings and the fund's pro-rata share of holdings in other investment companies managed by the fund's adviser (or its affiliates), although the shares of those other investment companies held by the fund might not be rated.) Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, all securities have received a rating by an NRSRO.

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating(3)	Value
	(2) LONG-TERM MUNICIPALS--98.0%
	Guam--1.4%
$ 1,020,000	Guam Airport Authority Revenue Bonds, (Series A), 5.25%, 10/1/2014	AAA	$ 1,142,502
	Louisiana--96.6%
1,000,000	Bossier City, LA,, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	1,063,440
500,000	Bossier City, LA, Refunding Revenue Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	542,955
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA LOC), 11/1/2019	AAA	1,103,640
50,000	East Baton Rouge, LA, Mortgage Finance Authority, Refunding Revenue Bonds, 4.80% (GNMA COL Home Mortgage Program COL), 10/1/2004	Aaa	50,139
245,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40% (FNMA COL), 10/1/2025	Aaa	246,852
70,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Refunding Revenue Bonds (Series C), 7.00%, 4/1/2032	Aaa	70,085
750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 4.72%), 2/1/2013	AAA	818,197
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,588,110
$ 1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST), 5.90% (FGIC INS), 2/1/2017	AAA	$ 1,292,150
270,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority (Series C), 5.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.58%), 7/15/2006 (@101)	AAA	288,724
730,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority (Series C), 5.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	787,823
200,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax, 5.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	212,210
125,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax, 5.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	134,444
875,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special tax, 5.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	945,910
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	AA	1,451,632
1,650,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	1,756,738
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 500,000	Jefferson Parish, LA, Home Mortgage Authority, Revenue Bonds, 5.85% (FNMA COL)/(GNMA LOC), 12/1/2028	AAA	$ 518,130
1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	1,012,710
1,000,000	Jefferson Parish, LA, School Board, GO UT, 5.10% accrual (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	832,190
680,000	Jefferson, LA, Sales Tax District Special Sales Tax Revenue (Series B), 5.75% (AMBAC LOC)/(Original Issue Yield: 5.20%), 12/1/2014	AAA	790,996
500,000	Lafayette Parish, LA, School Board, Refunding Revenue Bonds, 4.50% (FGIC LOC)/(Original Issue Yield: 4.85%), 4/1/2008 (@101.5)	AAA	523,745
1,500,000	Lafayette, LA, Public Improvement Sales Tax (Series A), 5.625% (FGIC LOC)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	1,645,335
1,305,000	Lafayette, LA, Public Power Authority (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield: 2.47%), 11/1/2008	AAA	1,434,273
25,000	Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55%, 12/1/2026	Aaa	25,294
$ 1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority (Series A), Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 6/1/2031	Aaa	$ 1,035,620
1,835,000	Louisiana Local Government Environmental Facilities Community Development Authority, 5.50% (MBIA Global Funding LLC LOC), 12/1/2012	AAA	2,104,837
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. LOC), 12/1/2032	AAA	1,522,785
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.25% (AMBAC LOC), 12/1/2018	AAA	1,685,535
215,000	Louisiana PFA, Hospital Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA LOC)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	234,498
1,000,000	Louisiana PFA, Hospital Revenue Bonds, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.24%), 7/1/2019	AAA	1,042,410
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 1,045,000	Louisiana PFA (Series A), Refunding Revenue Bonds, 5.125% (Tulane University, LA)/(Original Issue Yield: 5.25%), 7/1/2027	AAA	$ 1,079,913
1,000,000	Louisiana PFA (Series A-2), 5.125% (Original Issue Yield: 5.24%), 11/15/2017	AAA	1,079,730
750,000	Louisiana PFA, 4.50%, 10/15/2010	AAA	811,425
2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	2,128,007
1,000,000	Louisiana PFA, Revenue Bonds, 5.00% (FSA LOC)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	1,076,130
1,500,000	Louisiana PFA, Revenue Bonds, 5.25% (Xavier University of LA Project)/(MBIA Insurance Corp. LOC), 9/1/2027	AAA	1,569,060
750,000	Louisiana PFA, Revenue Bonds, 6.00% (General Health, Inc.)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	755,378
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	531,000
1,890,000	Louisiana PFA, Refunding Revenue Bonds (Series A), 6.75% (Bethany Home Project)/(FHA LOC), 8/1/2025	AAA	1,900,905
$1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	Aaa	$ 1,016,230
2,445,000	Louisiana Stadium and Expo District (Series B), 4.75% (FGIC LOC)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,511,602
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,610,640
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.70% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.79%), 11/1/2022	AAA	1,015,810
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.88%), 11/1/2023	AAA	1,012,180
500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	547,745
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Refunding Revenue Bonds, 5.00% (University of New Orleans Project)/(AMBAC LOC), 10/1/2030	AAA	1,267,288
1,500,000	Louisiana State (Series A), 5.00% (FGIC LOC)/(Original Issue Yield: 5.23%), 11/15/2015	AAA	1,624,890
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 1,000,000	Louisiana State (Series A), 5.00% (FGIC LOC)/(Original Issue Yield: 5.42%), 11/15/2019	AAA	$ 1,063,910
1,000,000	Louisiana State, GO UT (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	1,067,110
1,370,000	Monroe, LA, Sales & Use Tax, Revenue Bonds (Series A), 4.70% (FGIC LOC), 7/1/2021	AAA	1,411,607
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA LOC)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	253,353
990,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.518%), 1/15/2011	Aaa	1,146,450
100,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.50%), 8/1/2005	AAA	100,407
2,000,000	New Orleans, LA, GO UT, 5.125% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.29%), 9/1/2012 (@100)	AAA	2,124,180
1,900,000	New Orleans, LA, GO Refunding Bonds, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	2,004,006
$4,750,000	(8) New Orleans, LA, GO UT Capital Appreciation Bonds, (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	$ 3,289,850
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,033,616
1,145,000	Orleans, LA, Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,238,203
790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC LOC)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	883,678
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC LOC)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	872,492
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC LOC)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	1,134,617
1,000,000	Rapides Parish, LA, Consolidated School District No. 62, GO UT (Series A), 5.00% (Original Issue Yield: 5.00%), 3/1/2018	AAA	1,064,400
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC LOC)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,793,500
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	1,064,400
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 870,000	Shreveport, LA, GO UT (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012	AAA	$ 900,798
750,000	Shreveport, LA, Revenue Bonds (Series A), 5.375% (FSA INS), 1/1/2028	AAA	767,903
500,000	Shreveport, LA, Revenue Bonds (Series B), 5.375% (FSA INS), 1/1/2024	AAA	522,365
1,315,000	Shreveport, LA, Water & Sewer (Series C), 4.00% (FGIC LOC)/(Original Issue Yield: 3.80%), 6/1/2014	AAA	1,354,700
500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/(FSA INS)/ (Original Issue Yield: 5.986%), 12/1/2023	AAA	511,435
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,012,930
400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Refunding Revenue Bonds, 6.125% (Connie Lee INS)/Original Issue Yield: 6.315%), 10/1/2011	AAA	409,464
1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee LOC)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,023,760
Principal Amount or Shares		Credit Rating(3)	Value
$ 500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT, 5.375% (FSA INS), 3/1/2013	AAA	$ 527,400
625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	689,856
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA Cajundome)/(MBIA Insurance Corp. INS), 9/1/2026	AAA	545,875

	Total		79,111,605

	TOTAL LONG-TERM MUNICIPALS (Identified Cost $74,747,647)		80,254,107

	MUTUAL FUND--0.8%
665,993	(4) Tax-Free Obligations Fund, IS Shares (at net asset value)	AAA	665,993

	TOTAL INVESTMENTS--98.8% (identified Cost $75,413,640)		80,920,100

	OTHER ASSETS AND LIABILITIES--NET--1.2%		937,090

	TOTAL NET ASSETS--100%		$ 81,857,190

(See Notes to Portfolio of Investments)

Portfolio of Investments Summary Tables

MID CAP EQUITY FUND

At August 31, 2004, the fund's portfolio composition(1) was as follows:

EQUITIES	Percentage of Total Investments(2)
Finance	20.0%
Electronic Technology	8.4%
Commercial Services	7.2%
Retail Trade	6.5%
Consumer Non-Durables	6.2%
Utilities	5.7%
Health Technology	5.5%
Consumer Durables	5.4%
Consumer Services	5.2%
Industrial Services	4.7%
Producer Manufacturing	4.7%
Health Services	4.2%
Non-Energy Minerals	3.3%
Process Industries	3.0%
Energy Minerals	2.8%
Technology Services	2.5%
Transportation	2.4%
Communications	1.0%
Distribution Services	0.8%
TOTAL EQUITIES PORTFOLIO VALUE	99.5%
Other Securities(3)	0.5%
TOTAL PORTFOLIO VALUE	100%

(1) See the fund's prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

MID-CAP EQUITY FUND

Shares		Value
	COMMON STOCKS--99.4%
	Commercial Services--7.1%
22,300	Banta Corp.	$ 863,233
44,800	Brinks Co. (The)	1,290,240
56,000	(1) Copart, Inc.	1,216,320
13,490	(1) Dun & Bradstreet Corp.	743,839
39,100	Ikon Office Solutions, Inc.	441,048
33,500	SEI Investments, Co.	1,094,780

	Total	5,649,460

	Communications--1.0%
5,980	CenturyTel, Inc.	192,496
7,420	Telephone and Data System, Inc.	572,082

	Total	764,578

	Consumer Durables--5.4%
78,300	(1) Activision, Inc.	1,126,737
11,200	Centex Corp.	512,624
15,575	D. R. Horton, Inc.	481,890
11,580	Lennar Corp., Class A	530,364
4,330	(1) Mohawk Industries, Inc.	333,064
27,900	Polaris Industries, Inc., Class A	1,315,764

	Total	4,300,443

	Consumer Non-Durables--6.1%
33,500	(1) American Greetings Corp., Class A	806,345
22,250	Blyth Industries, Inc.	667,722
21,880	(1) Coach, Inc.	922,242
5,210	(1) Constellation Brands, Inc., Class A	191,572
10,600	(1) Dean Foods Co.	392,942
15,290	Hormel Foods Corp.	408,243
58,000	PepsiAmericas, Inc.	1,150,720
19,360	Tyson Foods, Inc., Class A	319,053

	Total	4,858,839

	Consumer Services--5.2%
14,945	(1) Apollo Group, Inc., Class A	1,165,680
7,710	(1) Education Management Corp.	224,053
37,180	Gtech Holdings Corp.	873,730
10,680	(1) Pixar, Inc.	830,050
31,460	Ruby Tuesday, Inc.	850,993
7,420	(1) Westwood One, Inc.	166,505

	Total	4,111,011

	Distribution Services--0.8%
16,760	(1) Avnet, Inc.	266,149
5,980	CDW Corp.	349,830

	Total	615,979

	Electronic Technology--8.4%
15,800	(1) Altera Corp.	$ 298,936
111,800	(1) Atmel Corp.	390,182
33,500	(1) Cree, Inc.	837,835
12,530	Harris Corp.	603,445
11,080	Imation Corp.	381,484
16,760	(1) Jabil Circuit, Inc.	345,759
32,280	(1) MEMC Electronic Materials	258,240
18,880	Microchip Technology, Inc.	498,243
21,300	Plantronics, Inc.	827,505
7,100	Precision Castparts Corp.	391,139
6,460	(1) Silicon Laboratories, Inc.	211,823
26,690	(1) Storage Technology Corp.	647,233
20,100	(1) United Defense Industries, Inc.	768,423
16,900	(1) Vishay Intertechnology, Inc.	215,475

	Total	6,675,722

	Energy Minerals--2.9%
16,800	(1) Newfield Exploration Co.	929,880
20,100	Valero Energy Corp.	1,327,203

	Total	2,257,083

	Finance--20.0%
48,100	(1) AmeriTrade Holding Corp.	547,859
33,600	American Capital Strategies Ltd.	1,048,320
16,823	Amsouth Bancorporation	438,239
15,900	Astoria Financial Corp.	577,806
8,480	City National Corp.	559,510
12,910	Downey Financial Corp.	695,462
9,150	Everest Re Group Ltd.	641,964
26,898	Fidelity National Financial, Inc.	1,012,710
25,430	First American Financial Corp.	736,707
15,230	First Horizon National Corp.	692,508
32,940	Greenpoint Financial Corp.	1,451,007
17,730	HRPT Properties Trust	191,129
18,110	Hospitality Properties Trust	759,715
32,280	IndyMac Bancorp, Inc.	1,113,660
23,710	North Fork Bancorp, Inc.	994,397
13,340	Old Republic International Corp.	314,157
21,780	PMI Group, Inc.	904,523
17,630	Radian Group, Inc.	781,009
17,174	Rayonier, Inc.	796,358
22,300	Ryder Systems, Inc.	976,963
9,050	TCF Financial Corp.	575,671

	Total	15,809,674

	COMMON STOCKS--continued
	Health Services--4.2%
52,900	(1) Humana, Inc.	$ 1,005,100
20,100	(1) PacifiCare Health Systems, Inc.	655,461
14,500	(1) Triad Hospitals, Inc.	460,955
9,440	Universal Health Services, Inc., Class B	425,272
22,300	(1) WellChoice, Inc.	794,995

	Total	3,341,783

	Health Technology--5.5%
9,260	Hillenbrand Industries, Inc.	520,968
17,900	(1) Invitrogen Corp.	886,050
19,220	Mylan Laboratories, Inc.	334,812
44,800	Perrigo Co.	879,872
47,600	(1) VISX, Inc.	965,328
23,600	(1) Varian Medical Systems, Inc.	782,340

	Total	4,369,370

	Industrial Services--4.7%
16,750	BJ Services Co.	804,837
11,200	(1) FMC Technologies, Inc.	344,064
10,110	Granite Construction, Inc.	230,508
22,530	Helmerich & Payne, Inc.	582,626
6,450	(1) Nabors Industries Ltd.	284,445
5,500	(1) Weatherford International Ltd.	254,870
42,300	Western Gas Resources, Inc.	1,181,016

	Total	3,682,366

	Non-Energy Minerals--3.3%
11,200	Georgia-Pacific Corp.	380,576
25,700	Lafarge North America, Inc.	1,151,617
10,600	Nucor Corp.	829,874
4,510	Vulcan Materials Co.	214,992

	Total	2,577,059

	Process Industries--3.0%
4,820	Air Products & Chemicals, Inc.	252,471
18,400	Albemarle Corp.	611,984
14,500	Cabot Corp.	577,680
20,040	Cytec Industries, Inc.	966,730

	Total	2,408,865

	Producer Manufacturing--4.7%
29,760	AMETEK, Inc.	849,648
11,200	Cummins, Inc.	753,648
8,670	(1) Energizer Holdings, Inc.	358,418
3,180	Ingersoll-Rand Co., Class A	206,732
9,260	Johnson Controls, Inc.	$ 521,338
13,400	Lear Corp.	721,992
9,450	SPX Corp.	344,831

	Total	3,756,607

	Retail Trade--6.5%
31,110	Abercrombie & Fitch Co., Class A	871,080
42,300	(1) Barnes & Noble, Inc.	1,461,888
67,100	Claire's Stores, Inc.	1,633,214
39,490	Ross Stores, Inc.	835,213
16,370	Ruddick Corp.	312,176

	Total	5,113,571

	Technology Services--2.5%
9,440	(1) Affiliated Computer Services, Inc., Class A	512,875
11,200	(1) BMC Software, Inc.	167,664
16,860	(1) Intuit, Inc.	713,009
25,430	(1) SunGard Data Systems, Inc.	584,890

	Total	1,978,438

	Transportation--2.4%
8,480	CNF Transportation, Inc.	347,850
8,570	Expeditors International Washington, Inc.	418,044
7,330	Overseas Shipholding Group, Inc.	315,190
27,900	Tidewater, Inc.	814,122

	Total	1,895,206

	Utilities--5.7%
20,810	Energy East Corp.	507,140
52,900	MDU Resources Group, Inc.	1,342,073
11,134	NSTAR	543,339
27,900	National Fuel Gas Co.	747,162
18,175	PNM Resources, Inc.	388,400
23,280	Questar Corp.	947,030

	Total	4,475,144

	TOTAL COMMON STOCKS (identified cost $69,031,232)	78,641,198

	MUTUAL FUND--0.5%
418,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	$ 418,000

	TOTAL INVESTMENTS--99.9% (identified cost $69,449,232)	79,059,198

	OTHER ASSETS AND LIABILITIES--NET--0.1%	44,558

	TOTAL NET ASSETS--100%	$ 79,103,756

(See Notes to Portfolio of Investments)

Portfolio of Investments Summary Tables

TOTAL RETURN BOND FUND

At August 31, 2004, the fund's portfolio composition(1) was as follows:

Percentage of Total Investments(2)
Corporate Bonds	32.6%
Mortgage Backed Securities	19.5%
U.S. Treasury	19.0%
Government Agencies	17.3%
Municipals	8.1%
Repurchase Agreement	3.3%
Other Securities(3)	0.2%
TOTAL	100%

At August 31, 2004, the fund's credit quality ratings composition(4) was as follows:

S&P Long-Term Ratings as Percentage of Total Investments(2)		Moody's Long-Term Ratings as Percentage of Total Investments(2)
AAA	61.4%	AAA	34.5%
AA	3.2%	Aaa	27.9%
A	21.3%	Aa	9.3%
BBB	8.1%	A	18.1%
Not Rated by S&P	6.0%	Baa	5.2%
		Not Rated by Moody's	5.0%
TOTAL	100%	TOTAL	100%

(1) See the fund's prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

(4) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category, For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, all securities have received a rating by an NRSRO.

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS--32.3%
	Consumer Durables--5.1%
$ 1,500,000	Ford Motor Co., Note, 7.25%, 10/1/2008	$ 1,635,255
1,000,000	General Motors Corp., Bond, 6.25%, 5/1/2005	1,020,190

	Total	2,655,445

	Consumer Non-Durables--2.9%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,531,170

	Finance--15.0%
1,000,000	Aflac, Inc., 6.50%, 4/15/2009	1,102,550
500,000	Boeing Capital Corp., Sr. Note, Series MTN, 5.40%, 11/30/2009	532,005
750,000	CIT Group, Inc., Deb., 5.875%, 10/15/2008	807,615
1,000,000	J.P. Morgan Chase & Co., Note, 5.25%, 5/1/2015	1,012,440
1,000,000	Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008	1,098,130
1,500,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	1,643,115
1,500,000	Swiss Bank Corp. New York, Sub. Note, 7.25%, 9/1/2006	1,625,025

	Total	7,820,880

	Process Industries--1.1%
550,000	Lubrizol Corp., 5.875%, 12/1/2008	546,447

	Retail Trade--3.1%
1,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	1,087,330
500,000	Target Corp., Note, 5.375%, 6/15/2009	532,955

	Total	1,620,285

	Technology Services--2.1%
1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	1,085,730

	Utilities--3.0%
1,500,000	Progress Energy Carolinas, Inc., 1st Mtg. Note, 5.125%, 9/15/2013	1,534,830

	TOTAL CORPORATE BONDS (identified cost $15,354,917)	16,794,787

	GOVERNMENT AGENCIES--17.2%
	Federal Home Loan Bank--1.1%
$ 550,000	7.01%, 6/14/2006	$ 593,159

	Federal Home Loan Mortgage Corporation--4.6%
2,000,000	Unsecd. Note, 6.75%, 9/15/2029	2,360,180

	Federal National Mortgage Association--11.5%
800,000	Bond, 6.625%, 11/15/2030	932,008
1,500,000	Note, 6.00%, 12/15/2005	1,571,655
2,200,000	Unsecd. Note, 7.00%, 7/15/2005	2,292,664
1,000,000	Unsecd. Note, 7.125%, 6/15/2010	1,165,450

	Total	5,961,777

	TOTAL GOVERNMENT AGENCIES (identified cost $8,165,659)	8,915,116

	MORTGAGE BACKED SECURITIES--19.4%
	(5) Federal Home Loan Mortgage Corporation 15-Year--5.3%
852,092	Pool E98632, 5.00%, 8/1/2018	868,870
1,850,340	Pool G11536, 4.50%, 4/1/2014	1,875,782

	Total	2,744,652

	Federal Home Loan Mortgage Corporation 30-Year--4.0%
1,992,484	Pool G08003, 6.00%, 7/1/2034	2,063,456

	Federal National Mortgage Association 20-Year--2.3%
1,144,796	Pool 254739, 6.00%, 4/1/2023	1,192,374

	(5) Federal National Mortgage Association--0.0%
2,658	Pool 76204, 11.00%, 6/1/2019	2,981
3,248	Pool 85131, 11.00%, 5/1/2017	3,678

	Total	6,659

	(5) Government National Mortgage Association 15-Year--0.5%
275,889	Pool 420153, 7.00%, 9/15/2010	295,373

	MORTGAGE BACKED SECURITIES--continued
	(5) Government National Mortgage Association 30-Year--7.3%
$ 17,039	Pool 147875, 10.00%, 3/15/2016	$ 19,168
45,914	Pool 168511, 8.00%, 7/15/2016	50,344
2,528	Pool 174673, 8.00%, 8/15/2016	2,761
9,466	Pool 177145, 8.00%, 1/15/2017	10,406
397	Pool 188080, 8.00%, 9/15/2018	435
7,814	Pool 212660, 8.00%, 4/15/2017	8,534
23,800	Pool 216950, 8.00%, 6/15/2017	26,165
9,818	Pool 217533, 8.00%, 5/15/2017	10,723
5,862	Pool 225725, 10.00%, 9/15/2020	6,622
3,366	Pool 227430, 9.00%, 8/15/2019	3,793
2,618	Pool 253449, 10.00%, 10/15/2018	2,964
10,908	Pool 279619, 10.00%, 9/15/2019	12,367
6,139	Pool 287853, 9.00%, 4/15/2020	6,935
3,734	Pool 288967, 9.00%, 4/15/2020	4,204
6,247	Pool 289082, 9.00%, 4/15/2020	6,995
8,426	Pool 291100, 9.00%, 5/15/2020	9,492
31,999	Pool 302101, 7.00%, 6/15/2024	34,359
50,584	Pool 345031, 7.00%, 10/15/2023	54,456
58,239	Pool 345090, 7.00%, 11/15/2023	62,534
34,904	Pool 360772, 7.00%, 2/15/2024	37,577
36,501	Pool 404653, 7.00%, 9/15/2025	39,148
45,901	Pool 408884, 7.00%, 9/15/2025	49,185
26,703	Pool 410108, 7.00%, 9/15/2025	28,614
16,858	Pool 410786, 7.00%, 9/15/2025	18,064
130,158	Pool 415427, 7.50%, 8/15/2025	140,774
22,933	Pool 415865, 7.00%, 9/15/2025	24,575
95,346	Pool 418781, 7.00%, 9/15/2025	102,259
102,717	Pool 420157, 7.00%, 10/15/2025	110,452
335,441	Pool 532641, 7.00%, 12/15/2030	358,398
1,997,661	Pool 615486, 5.50%, 7/15/2034	2,036,995
464,701	Pool 780717, 7.00%, 2/15/2028	498,392

	Total	3,777,690

	TOTAL MORTGAGE BACKED SECURITIES (identified cost $9,944,769)	10,080,204

Principal Amount or Shares		Value
	MUNICIPALS--8.0%
$ 1,175,000	Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA INS), 12/1/2010	$ 1,285,027
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% Bonds (AMBAC INS), 10/1/2027	2,113,120
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. LOC), 12/1/2006	384,890
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.05% Bonds (MBIA Insurance Corp. LOC), 12/1/2007	381,070

	TOTAL MUNICIPALS (identified cost $3,870,180)	4,164,107

	U.S. TREASURY--18.9%
	U.S. Treasury Bonds--6.3%
1,300,000	12.50%, 8/15/2014	1,839,097
1,250,000	6.125%, 11/15/2027	1,441,012

	Total	3,280,109

	U.S. Treasury Notes--12.6%
2,000,000	4.00%, 2/15/2014	1,982,820
4,500,000	5.875%, 11/15/2004	4,536,720

	Total	6,519,540

	TOTAL U.S. TREASURY (identified cost $10,128,617)	9,799,649

	MUTUAL FUND--0.2%
116,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	116,000

Principal Amount		Value
	REPURCHASE AGREEMENT--3.3%
$ 1,700,000

Repurchase agreement with Merrill Lynch, Pierce, Fenner and Smith, 1.53%, dated 8/31/2004 to be repurchased at $1,700,072 on 9/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 9/30/2004, collateral market value $1,735,050 (at amortized cost)

		$ 1,700,000

	TOTAL INVESTMENTS--99.3% (identified cost $49,280,142)	51,569,863

	OTHER ASSETS AND LIABILITIES--NET--0.7%	387,286

	TOTAL NET ASSETS--100%	$ 51,957,149

(See Notes to Portfolio of Investments)

Portfolio of Investments Summary Tables

U.S. GOVERNMENT INCOME FUND

At August 31, 2004, the fund's portfolio composition(1) was as follows:

Percentage of Total Investments(2)
U.S. Treasury Securities	37.3%
U.S. Government Agency Securities	29.3%
U.S. Government Agency Mortgage Backed Securities	17.6%
Corporate Bonds	15.2%
Other Securities(3)	0.6%
TOTAL	100%

(1) See the fund's prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	LONG-TERM OBLIGATIONS--98.8%
	Corporate Bonds--15.1%
$ 2,000,000	Boeing Capital Corp., 6.350%, 11/15/2007	$ 2,191,560
2,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	2,326,500
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,728,810
2,500,000	General Electric Capital Corp., 2.850%, 1/30/2006	2,517,475
1,000,000	Ingersoll-Rand Co., 6.250%, 5/15/2006	1,055,710
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	1,085,600
1,000,000	J.P. Morgan Chase & Co., 5.250%, 5/1/2015	1,012,440
500,000	Wal-Mart Stores, Inc., 4.150%, 6/15/2005	507,455

	TOTAL CORPORATE BONDS	12,425,550

	GOVERNMENT AGENCIES--29.1%
	Federal Farm Credit System--2.5%
2,000,000	4.450%, 8/27/2010	2,055,920

	Federal Home Loan Bank--6.2%
2,000,000	4.125%, 4/28/2009	2,011,840
2,000,000	5.980%, 6/18/2008	2,189,840
850,000	7.010%, 6/14/2006	916,699

	Total	5,118,379

	Federal Home Loan Mortgage Corporation--5.5%
3,000,000	2.500%, 12/4/2006	2,980,920
1,500,000	5.825%, 2/9/2006	1,574,145

	Total	4,555,065

	Federal National Mortgage Association--14.9%
2,100,000	Floating Rate Note, 3.250%, 12/6/2004	2,096,976
2,500,000	1.000%, 5/19/2008	2,472,475
3,000,000	2.500%, 6/15/2006	2,997,480
2,000,000	3.250%, 2/15/2009	1,976,320
1,000,000	5.750%, 6/15/2005	1,028,830
1,000,000	6.000%, 5/15/2008	1,093,470
465,000	6.460%, 6/29/2012	530,500

	Total	12,196,051

	TOTAL GOVERNMENT AGENCIES	23,925,415

Principal Amount		Value
	MORTGAGE BACKED SECURITIES--17.5%
	(5) Federal Home Loan Mortgage Corporation 15-Year--4.5%
$ 3,700,681	4.500%, 4/1/2014	$ 3,751,565
304	9.500%, 10/1/2004	306

	Total	3,751,871

	(5) Federal Home Loan Mortgage Corporation 30-Year--1.7%
157,321	6.000%, 11/1/2006	161,028
996,242	6.000%, 7/1/2034	1,031,728
98,957	8.750%, 2/1/2017	108,621
5,498	9.000%, 6/1/2016	6,042
162	9.000%, 9/1/2016	178
800	9.000%, 10/1/2016	883
8,225	9.000%, 1/1/2017	9,074
11,738	9.500%, 10/1/2019	13,131
33,832	10.000%, 5/1/2014	37,553
20,246	10.000%, 6/1/2018	22,720

	Total	1,390,958

	(5) Federal National Mortgage Association 15-Year--0.1%
66,080	7.000%, 8/1/2012	70,603

	Federal National Mortgage Association 20-Year--1.4%
1,144,796	6.000%, 4/1/2023	1,192,374

	(5) Federal National Mortgage Association 30-Year--1.2%
247,439	5.000%, 4/1/2009	253,548
61,386	6.500%, 1/1/2008	63,305
242,077	7.000%, 12/1/2031	257,057
356,621	7.500%, 7/1/2031	380,803
16,922	9.500%, 8/1/2020	18,963

	Total	973,676

	(5) Government National Mortgage Association 15-Year--2.5%
681,603	6.000%, 3/20/2017	720,154
105,427	6.500%, 2/15/2017	112,708
11,008	7.000%, 11/15/2009	11,764
1,052,896	7.000%, 12/15/2008	1,117,060
58,421	7.000%, 9/15/2010	62,547

	Total	2,024,233

Principal Amount		Value
	MORTGAGE BACKED SECURITIES--continued
	Government National Mortgage Association 30-Year--6.1%
$ 1,997,661	5.500%, 7/15/2034	$ 2,036,995
149,495	6.500%, 4/15/2029	158,091
381,962	7.000%, 9/15/2023	410,132
395,964	7.000%, 6/20/2030	421,947
163,934	7.000%, 2/15/2032	175,101
277,394	7.000%, 3/15/2032	296,204
64,728	7.500%, 10/15/2022	70,331
106,643	7.500%, 3/15/2026	115,340
157,471	7.500%, 9/15/2026	170,314
92,579	7.500%, 11/20/2029	99,551
118,903	7.500%, 12/20/2029	127,858
85,511	7.500%, 12/20/2030	91,898
123,000	8.000%, 1/15/2022	135,532
111,658	8.000%, 4/15/2022	123,034
89,507	8.000%, 8/15/2022	98,626
32,580	8.000%, 11/15/2022	36,041
88,313	8.000%, 10/15/2029	96,482
72,700	8.000%, 2/20/2030	79,152
93,500	8.000%, 3/20/2030	101,798
66,966	8.000%, 1/20/2030	72,909
18,876	8.500%, 2/20/2025	20,746
31,862	9.000%, 2/15/2020	35,895
19,870	9.500%, 6/15/2020	22,428

	Total	4,996,405

	TOTAL MORTGAGE BACKED SECURITIES	14,400,120

	U.S. TREASURY--37.1%
	Treasury Inflation-Indexed Note--13.7%
4,696,360	3.625%, 1/15/2008	5,162,333
4,615,280	3.875%, 4/15/2029	6,094,339

	Total	11,256,672

Principal Amount or Shares		Value
	U.S. Treasury Bonds--9.3%
$ 1,500,000	6.000%, 2/15/2026	$ 1,698,045
1,500,000	7.250%, 5/15/2016	1,886,250
1,000,000	7.250%, 8/15/2022	1,281,560
500,000	7.875%, 2/15/2021	673,985
300,000	8.500%, 2/15/2020	423,798
500,000	8.750%, 5/15/2020	721,955
900,000	10.375%, 11/15/2009	916,173

	Total	7,601,766

	U.S. Treasury Notes--14.1%
4,500,000	5.625%, 2/15/2006	4,724,280
1,000,000	6.125%, 8/15/2007	1,095,310
1,500,000	6.250%, 2/15/2007	1,631,010
1,000,000	6.500%, 5/15/2005	1,031,950
1,000,000	7.000%, 7/15/2006	1,084,380
2,000,000	7.500%, 2/15/2005	2,052,660

	Total	11,619,590

	TOTAL U.S. TREASURY	30,478,028

	TOTAL LONG-TERM OBLIGATIONS (identified cost $77,586,737)	81,229,113

	MUTUAL FUND--0.6%
495,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	495,000

	TOTAL INVESTMENTS--99.4% (identified cost $78,081,737)	81,724,113

	OTHER ASSETS AND LIABILITIES--NET--0.6%	507,153

	TOTAL NET ASSETS--100%	$ 82,231,266

(See Notes to Portfolio of Investments)

Portfolio of Investments Summary Tables

CASH RESERVE FUND

At August 31, 2004, the fund's portfolio composition(1) was as follows:

Percentage of Total Investments(2)
Commercial Paper	77.6%
U.S. Government Agency Securities	14.3%
Repurchase Agreement	7.5%
Other Securities(3)	0.6%
TOTAL	100%

(1) See the fund's prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

CASH RESERVE FUND

Principal Amount		Value
	(6) COMMERCIAL PAPER--78.1%
	Agricultural Operations--3.1%
$ 5,177,000	(9)(10)Cargill, Inc., 1.373% - 1.501%, 9/7/2004 - 9/8/2004	$ 5,175,680

	Consumer Durables--3.6%
6,000,000	Toyota Motor Credit Corp., 1.522%, 9/21/2004	5,994,934

	Consumer Non-Durables--3.5%
6,000,000	(9)(10)Colgate-Palmolive Co., 1.502%, 9/23/2004	5,994,500

	Consumer Services--3.6%
6,000,000	(9)(10)Knight-Ridder, Inc., 1.481%, 9/1/2004	6,000,000

	Energy Minerals--3.6%
6,000,000	ChevronTexaco Corp., 1.482%, 9/23/2004	5,994,573

	Finance--46.3%
6,000,000	American Express Co., 1.502%, 9/13/2004	5,997,000
6,000,000	American General Investment Corp., (Guaranteed by American General Corp.), 1.373%, 9/8/2004	5,998,402
6,000,000	(9)(10)Beta Finance, Inc., 1.647%, 11/15/2004	5,979,500
6,400,000	(9)(10)CIESCO LP, 1.553% - 1.573%, 10/5/2004 - 10/8/2004	6,390,182
6,000,000	CIT Group, Inc., 1.454% - 1.454%, 9/22/2004	5,994,925
6,000,000	Citicorp, 1.502%, 9/24/2004	5,994,250
6,000,000	(9)(10)CRC Funding LLC, 1.604%, 10/14/2004	5,988,533
6,000,000	General Electric Capital Corp., 1.382%, 9/2/2004	5,999,770
6,000,000	(9)(10)GOVCO, Inc., 1.506%, 10/8/2004	5,990,750
6,000,000	Household Finance Corp., 1.502%, 9/22/2004	5,994,750
5,000,000	(9)(10)Jupiter Securitization Corp., 1.520%, 9/2/2004	4,999,789
6,000,000	Prudential Funding Corp., 1.502%, 9/24/2004	5,994,250
6,000,000	(9)(10)Variable Funding Capital Corp., 1.434%, 9/21/2004	5,995,233

	Total	77,317,334

Principal Amount or Shares		Value
	Health Technology--3.6%
$ 6,000,000	(9)(10)Abbott Laboratories, 1.353% - 1.493%, 9/16/2004 - 9/28/2004	$ 5,995,515

	Process Industries--3.6%
6,000,000	Du Pont (E.I.) de Nemours & Co., 1.481% - 1.492%, 9/3/2004 - 9/22/2004	5,996,359

	Retail Trade--7.2%
6,000,000	Seven Eleven, Inc., 1.522%, 9/15/2004	5,996,453
6,000,000	(9)(10)Wal-Mart Stores, Inc., 1.343% - 1.482%, 9/8/2004 - 9/21/2004	5,996,190

	Total	11,992,643

	TOTAL COMMERCIAL PAPER	130,461,538

	(7) GOVERNMENT AGENCIES--14.3%
	Finance--14.3%
1,000,000	Federal Home Loan Bank System, 1.265%, 3/15/2005	1,000,000
1,000,000	Federal Home Loan Bank System, 1.300%, 4/27/2005	1,000,000
1,000,000	Federal Home Loan Bank System, 1.350%, 4/29/2005	1,000,000
2,000,000	Federal Home Loan Bank System, 1.450%, 3/11/2005	2,000,000
5,000,000	Federal Home Loan Bank System, 1.500%, 9/22/2004	4,995,625
2,000,000	Federal Home Loan Bank System, 1.500%, 5/4/2005	2,000,000
1,000,000	Federal Home Loan Bank System, 1.580%, 5/10/2005	1,000,000
1,000,000	FNMA, 1.270%, 4/25/2005	1,000,000
5,000,000	FNMA, 1.5000%, 9/22/2004	4,995,625
5,000,000	FNMA, 1.500%, 9/29/2004	4,994,167

	TOTAL	23,985,417

	MUTUAL FUND--0.6%
935,000	Fidelity Institutional Cash Treasury Money Market Fund	935,000

Principal Amount		Value
	REPURCHASE AGREEMENT--7.6%
$12,707,000

Repurchase agreement with Morgan Stanley & Co., Inc., 1.53%, dated 8/31/2004 to be repurchased at $12,707,540 on 9/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 11/15/2004, collateral market value $12,962,362

		$ 12,707,000

	TOTAL INVESTMENTS--100.6% (at amortized cost)	168,088,955

	OTHER ASSETS AND LIABILITIES--NET--(0.6)%	(1,056,096)

	TOTAL NET ASSETS--100%	$ 167,032,859

(See Notes to Portfolio of Investments)

Portfolio of Investments Summary Tables

U.S. TREASURY MONEY MARKET FUND

At August 31, 2004, the fund's portfolio composition(1) was as follows:

Percentage of Total Investments(2)
U. S. Treasury Securities	56.1%
Repurchase Agreements	41.2%
Other Securities(3)	2.7%
TOTAL	100%

(1) See the fund's prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(7) U.S. TREASURY--56.1%
	U.S. Treasury Bills--56.1%
$ 5,000,000	0.975%, 9/16/2004	$ 4,997,969
15,000,000	1.010% - 1.355%, 9/30/2004	14,985,343
4,700,000	1.185%, 9/9/2004	4,698,762
5,000,000	1.335%, 10/21/2004	4,990,729
2,000,000	1.350%, 9/2/2004	1,999,925
12,000,000	1.390% - 1.450%, 11/18/2004	11,963,004
5,000,000	1.425%, 11/4/2004	4,987,333
5,000,000	1.445%, 11/12/2004	4,985,550
5,000,000	1.488%, 12/2/2004	4,980,987
2,000,000	1.500%, 12/30/2004	1,990,000
20,000,000	1.515%, 11/26/2004	19,927,617
5,000,000	1.650%, 1/20/2005	4,967,687

	TOTAL U.S. TREASURY	85,474,906

	MUTUAL FUND--2.7%
4,102,000	Fidelity Institutional Cash Treasury Money Market Fund	4,102,000

Principal Amount		Value
	REPURCHASE AGREEMENTS--41.2%
$ 31,000,000

Repurchase agreement with Merrill Lynch, Pierce, Fenner and Smith, 1.530%, dated 8/31/2004 to be repurchased at $31,001,318 on 9/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 5/15/2005, collateral market value $31,621,600

		$ 31,000,000
31,753,000	Repurchase agreement with Morgan Stanley & Co., Inc., 1.530%, dated 8/31/2004 to be repurchased at $31,754,350 on 9/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 5/15/2018, collateral market value $32,462,102	31,753,000

	TOTAL REPURCHASE AGREEMENTS	62,753,000

	TOTAL INVESTMENTS--100% (at amortized cost)	152,329,906

	OTHER ASSETS AND LIABILITIES--NET--0.0%	(65,410)

	TOTAL NET ASSETS--100%	$ 152,264,496

(See Notes to Portfolio of Investments)

Notes to Portfolios of Investments

Hibernia Funds
August 31, 2004

(1)	Non-income producing.
(2)

Securities that are subject to the federal alternative minimum tax (AMT) represent 6.3% of the Hibernia Louisiana Municipal Income Fund's portfolio calculated based upon total portfolio market value (percentage is unaudited).

(3)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(4)	Affiliated company.
(5)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6)	Rate shown represents yield to maturity.
(7)	These issues show the rate of discount at time of purchase.
(8)	Denotes a zero coupon bond with effective rate at time of purchase.
(9)

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $64,505,872 which represents 38.6% of total net assets.

(10)

Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At August 31, 2004, these securities amounted to $64,505,872 which represents 38.6% of total net assets.

The following abbreviations are used in these portfolios:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MTN	--Medium Term Note
PFA	--Public Facility Authority
SFM	--Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund's Portfolio of Investments beneath the heading "Common Stocks," represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Total Net Assets*
Capital Appreciation Fund	$177,176,354	$ 251,852,051
Louisiana Municipal Income Fund	75,350,562	81,857,190
Mid Cap Equity Fund	69,449,876	79,103,756
Total Return Bond Fund	49,831,215	51,957,149
U.S. Government Income Fund	78,833,200	82,231,266
Cash Reserve Fund	168,088,955	167,032,859
U.S. Treasury Money Market Fund	152,329,906	152,264,496

* The categories of investments are shown as a percentage of total net assets at August 31, 2004.

Statements of Assets and Liabilities

Hibernia Funds

August 31, 2004

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$ --	$ --	$ --
Investments in securities	251,360,829	80,920,100(a)	79,059,198

Total investments in securities, at value	251,360,829	80,920,100	79,059,198
Cash	233	--	636
Income receivable	493,909	1,167,704	86,100
Receivable for shares sold	184,361	--	39,541

Total assets	252,039,332	82,087,804	79,185,475

Liabilities:
Payable for shares redeemed	107,383	27,145	36,420
Income distribution payable	--	170,680	--
Payable for transfer and dividend disbursing agent fees and expenses	16,927	6,383	16,646
Payable for portfolio accounting fees (Note 5)	8,486	10,913	14,603
Payable for distribution services fee (Note 5)	52,441	11,889	2,638
Payable for shareholder services fee (Note 5)	1,012	1,041	7,078
Accrued expenses	1,032	2,563	4,334

Total liabilities	187,281	230,614	81,719

Net Assets Consist of:
Paid in capital	169,519,641	76,159,652	65,300,671
Net unrealized appreciation of investments	74,184,475	5,506,460	9,609,966
Accumulated net realized gain (loss) on investments	7,814,892	166,966	4,193,119
Undistributed (distributions in excess of) net investment income	333,043	24,112	--

Total Net Assets	$ 251,852,051	$ 81,857,190	$ 79,103,756

Net Assets:	$ 239,870,895(b)	$ 78,288,064(b)	$ 74,783,069(b)

	$ 11,981,156(c)	$ 3,569,126(c)	$ 4,320,687(c)

Shares Outstanding, No Par Value, Unlimited Shares Authorized:	13,099,546(b)	6,891,206(b)	5,197,852(b)

	687,774(c)	313,967(c)	314,226(c)

Total Shares Outstanding	13,787,320	7,205,173	5,512,078

Net Asset Value Per Share	$ 18.31(b)	$ 11.36(b)	$ 14.39(b)

	$ 17.42(c)	$ 11.37(c)	$ 13.75(c)

Offering Price Per Share*	$ 19.17(b)***	$ 11.71(b)****	$ 15.07(b)***

	$ 17.42(c)	$ 11.37(c)	$ 13.75(c)

Redemption Proceeds Per Share**	$ 18.31(b)	$ 11.36(b)	$ 14.39(b)

	$ 16.46c)*****	$ 10.74(c)*****	$ 12.99(c)*****

Investments, at identified cost	$ 177,176,354	$ 75,413,640	$ 69,449,232

(a) Including $665,993 of investments in affiliated issuer.

(b) Represents Class A Shares.

(c) Represents Class B Shares.

* See "What Do Shares Cost" in the Prospectus.

** See "How to Redeem and Exchange Shares" in the Prospectus.

*** Computation of Offering Price: 100/95.50 of net asset value.

**** Computation of Offering Price: 100/97 of net asset value.

***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ 1,700,000	$ --	$ 12,707,000	$ 62,753,000
49,869,863	81,724,113	155,381,955	89,576,906

51,569,863	81,724,113	168,088,955	152,329,906
934	326	337	970
699,619	625,785	43,881	7,030
55,318	147,445	138,543	232,380

52,325,734	82,497,669	168,271,716	152,570,286

281,790	47,934	1,106,880	228,948
36,716	199,385	73,172	63,753
11,011	2,978	23,445	2,222
7,635	1,446	11,761	8,401
29,395	10,605	18,496	--
--	--	--	--
2,038	4,055	5,103	2,466

368,585	266,403	1,238,857	305,790

52,347,299	80,875,752	167,081,882	152,264,677
2,289,721	3,642,376	--	--
(2,730,046)	(2,535,432)	(48,629)	--
50,175	248,570	(394)	(181)

$ 51,957,149	$ 82,231,266	$ 167,032,859	$ 152,264,496

$ 51,957,149	$ 82,231,266	$ 166,615,813(b)	$ 152,264,496

--	--	$ 417,046(c)	--

5,254,962	7,986,263	166,663,677(b)	152,264,686

--	--	418,205(c)	--

5,254,962	7,986,263	167,081,882	152,264,686

$ 9.89	$ 10.30	$ 1.00(b)	$ 1.00

$ --	$ --	$ 1.00(c)	$ --

$ 10.20****	$ 10.62****	$ 1.00(b)	$ 1.00

$ --	$ --	$ 1.00(c)	$ --

$ 9.89	$ 10.30	$ 1.00(b)	$ 1.00

$ --	$ --	$ 0.95(c)*****	$ --

$ 49,280,142	$ 78,081,737	$ 168,088,955	$ 152,329,906

Statements of Operations

Hibernia Funds

August 31, 2004

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$ 4,279,732(a)	$ 8,446(b)	$ 920,488
Interest	14,226	4,225,522	9,334

Total income	4,293,958	4,233,968	929,822

Expenses:
Investment adviser fee (Note 5)	1,935,752	385,181	530,979
Administrative personnel and services fee (Note 5)	301,873	100,084	82,839
Custodian fees (Note 5)	56,620	21,399	17,700
Transfer and dividend disbursing agent fees and expenses (Note 5)	91,841	51,651	76,263
Directors'/Trustees' fees	17,099	7,263	4,259
Auditing fees	22,880	15,888	14,872
Legal fees	12,242	12,398	12,130
Portfolio accounting fees (Note 5)	76,444	66,363	65,031
Distribution services fee (Note 5)	707,546(c)	234,522(d)	198,930(e)
Shareholder services fee (Note 5)	31,148(g)	10,266(g)	10,968(g)
Share registration costs	30,152	27,298	23,203
Printing and postage	18,488	6,182	6,727
Insurance premiums	14,523	9,261	8,655
Miscellaneous	4,835	5,206	7,394

Total expenses	3,321,443	952,962	1,059,950

Waivers (Note 5):
Waiver of investment adviser fee	--	(196,870)	--
Waiver of distribution services fee	--	(81,490)(h)	--

Total waivers	--	(278,360)	--

Net expenses	3,321,443	674,602	1,059,950

Net investment income (loss)	972,515	3,559,366	(130,128)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,945,443	157,576	5,009,487
Net change in unrealized appreciation/depreciation of investments	14,180,860	1,128,372	2,075,941

Net realized and unrealized gain (loss) on investments	23,126,303	1,285,948	7,085,428

Change in net assets resulting from operations	$ 24,098,818	$ 4,845,314	$ 6,955,300

(a) Net of foreign taxes withheld of $11,659.

(b) Received from affiliated issuer.

(c) Represents distribution services fee of $614,103 and $93,443, for Class A Shares and Class B Shares, respectively.

(d) Represents distribution services fee of $203,724 and $30,798, for Class A Shares and Class B Shares, respectively.

(e) Represents distribution services fee of $166,025 and $32,905, for Class A Shares and Class B Shares, respectively.

(f) Represents distribution services fee of $428,777 and $3,888 for Class A Shares and Class B Shares, respectively.

(g) Represents shareholder services fee for Class B Shares.

(h) Represents distribution services fee waiver for Class A Shares.

(i) Represents distribution services fee waiver of $257,266 and $3,888 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ --	$ --	$ --	$ --
2,637,993	3,856,077	1,897,316	1,689,798

2,637,993	3,856,077	1,897,316	1,689,798

362,720	392,970	688,116	676,112
60,620	102,106	201,139	197,390
15,154	21,832	39,406	38,806
46,740	32,581	114,679	58,247
3,974	7,534	18,283	17,203
14,347	16,044	21,559	22,297
12,558	12,558	14,203	13,949
50,700	43,205	61,363	47,828
129,543	218,317	432,665(f)	--
--	--	1,296(g)	--
16,524	16,993	27,543	15,228
3,836	4,466	10,810	16,995
8,228	9,339	13,674	13,665
7,667	6,794	5,767	1,511

732,611	884,739	1,650,503	1,119,231

(207,269)	(183,386)	(430,073)	--
--	(87,327)	(261,154)(i)	--

(207,269)	(270,713)	(691,227)	--

525,342	614,026	959,276	1,119,231

2,112,651	3,242,051	938,040	570,567

199,634	(90,843)	188	--
(439,021)	334,289	--	--

(239,387)	243,446	188	--

$ 1,873,264	$ 3,485,497	$ 938,228	$ 570,567

Statements of Changes in Net Assets

Hibernia Funds

August 31, 2004

	Capital Appreciation Fund		Louisiana Municipal Income Fund
	Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 972,515	$ 990,849	$ 3,559,366	$ 3,839,317
Net realized gain (loss) on investments	8,945,443	15,490,759	157,576	174,785
Net change in unrealized appreciation/depreciation on investments	14,180,860	2,302,262	1,128,372	(1,210,531)

Change in net assets resulting from operations	24,098,818	18,783,870	4,845,314	2,803,571

Distributions to Shareholders:
Distributions from net investment income	(1,004,129)(a)	(881,464)(a)	(3,510,149)(c)	(3,827,363)(e)
Distributions from net realized gain on investments	(15,667,151)(b)	--	(211,682)(d)	(540,234)(f)

Change in net assets from distributions to shareholders	(16,671,280)	(881,464)	(3,721,831)	(4,367,597)

Share Transactions:
Proceeds from sale of shares	23,450,979	35,894,157	5,743,016	13,888,866
Net asset value of shares issued to shareholders in payment of distributions declared	13,081,716	326,238	1,452,869	1,793,212
Cost of shares redeemed	(38,878,745)	(36,945,664)	(12,057,422)	(15,708,137)

Change in net assets from share transactions	(2,346,050)	(725,269)	(4,861,537)	(26,059)

Change in net assets	5,081,488	17,177,137	(3,738,054)	(1,590,085)
Net Assets:
Beginning of period	246,770,563	229,593,426	85,595,244	87,185,329

End of period	$ 251,852,051	$246,770,563	$ 81,857,190	$ 85,595,244

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 333,043	$ 364,657	$ 24,112	$ (31,365)

(a) Represents income distributions for Class A Shares.

(b) Represents gain distributions of $14,881,321 and $785,830 for Class A Shares and Class B Shares, respectively.

(c) Represents income distributions of $3,374,188 and $135,961 for Class A Shares and Class B Shares, respectively.

(d) Represents gain distributions of $201,401 and $10,281 for Class A Shares and Class B Shares, respectively.

(e) Represents income distributions of $3,696,273 and $131,090 for Class A Shares and Class B Shares, respectively.

(f) Represents gain distributions of $520,530 and $19,704 for Class A Shares and Class B Shares, respectively.

(g) Represents gain distributions of $314,775 and $21,087 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003

$ (130,128)	$ (271,388)	$ 2,112,651	$ 2,104,931	$ 3,242,051	$ 3,558,065
5,009,487	528,822	199,634	91,618	(90,843)	264,479
2,075,941	7,078,054	(439,021)	(614,776)	334,289	(1,282,435)

6,955,300	7,335,488	1,873,264	1,581,773	3,485,497	2,540,109

--	--	(2,352,147)	(2,404,027)	(3,483,285)	(4,153,568)
(335,862)(g)	--	--	--	--	--

(335,862)	--	(2,352,147)	(2,404,027)	(3,483,285)	(4,153,568)

25,871,292	16,958,084	10,422,642	7,285,506	9,788,237	16,253,444
319,175	--	1,991,623	2,089,993	1,076,052	1,324,332
(17,235,363)	(6,759,403)	(8,541,313)	(7,417,882)	(18,208,485)	(11,484,124)

8,955,104	10,198,681	3,872,952	1,957,617	(7,344,196)	6,093,652

15,574,542	17,534,169	3,394,069	1,135,363	(7,341,984)	4,480,193

63,529,214	45,995,045	48,563,080	47,427,717	89,573,250	85,093,057

$ 79,103,756	$ 63,529,214	$ 51,957,149	$ 48,563,080	$ 82,231,266	$ 89,573,250

$ --	$ --	$ 50,175	$ 16,343	$ 248,570	$ 36,446

Statements of Changes in Net Assets (continued)

Hibernia Funds

August 31, 2004

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 938,040	$ 1,657,843	$ 570,567	$ 1,173,528
Net realized gain (loss) on investments	188	(3,311)	---	---

Change in net assets resulting from operations	938,228	1,654,532	570,567	1,173,528

Distributions to Shareholders:
Distributions from net investment income	(938,533)(a)	(1,663,528)(b)	(570,153)	(1,173,759)

Share Transactions:
Proceeds from sale of shares	287,135,245	327,590,041	1,909,988,046	720,769,448
Net asset value of shares issued to shareholders in payment of distributions declared	370,059	599,918	134,843	306,250
Cost of shares redeemed	(303,724,419)	(357,943,914)	(1,979,193,244)	(693,275,644)

Change in net assets from share transactions	(16,219,115)	(29,753,955)	(69,070,355)	27,800,054

Change in net assets	(16,219,420)	(29,762,951)	(69,069,941)	27,799,823
Net Assets:
Beginning of period	183,252,279	213,015,230	221,334,437	193,534,614

End of period	$167,032,859	$ 183,252,279	$ 152,264,496	$ 221,334,437

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (394)	$ 99	$ (181)	$ (595)

(a) Represents income distributions of $936,513 and $2,020 for Class A Shares and Class B Shares, respectively.

(b) Represents income distributions of $1,659,423 and $4,105 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Combined Notes to Financial Statements

Hibernia Funds
August 31, 2004

(1) ORGANIZATION

Hibernia Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
Hibernia Capital Appreciation Fund ("Capital Appreciation Fund")	diversified	provide growth of capital and income
Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana
Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return
Hibernia Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return
Hibernia U.S. Government Income Fund ("U.S. Government Income Fund")	diversified	provide current income
Hibernia Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal
Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund offer two classes of shares: Class A Shares and Class B Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees"). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains has been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,228,494	$ 22,586,640	2,107,437	$ 34,764,538
Shares issued to shareholders in payment of distributions declared	701,667	12,314,274	20,213	326,238
Shares redeemed	(2,012,927)	(37,066,876)	(2,139,768)	(35,022,703)

Net change resulting from Class A Share transactions	(82,766)	$ (2,165,962)	(12,118)	$ 68,073

	Capital Appreciation Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	49,264	$ 864,339	71,932	$ 1,129,619
Shares issued to shareholders in payment of distributions declared	45,927	767,442	--	--
Shares redeemed	(102,803)	(1,811,869)	(123,930)	(1,922,961)

Net change resulting from Class B Share transactions	(7,612)	$ (180,088)	(51,998)	$ (793,342)

Net change resulting from Fund Share transactions	(90,378)	$ (2,346,050)	(64,116)	$ (725,269)

	Louisiana Municipal Income Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	472,447	$ 5,372,221	1,030,960	$ 11,871,838
Shares issued to shareholders in payment of distributions declared	119,837	1,361,079	148,357	1,689,721
Shares redeemed	(969,932)	(10,986,254)	(1,309,069)	(14,962,703)

Net change resulting from Class A Share transactions	(377,648)	$ (4,252,954)	(129,752)	$ (1,401,144)

	Louisiana Municipal Income Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	32,536	$ 370,795	176,584	$ 2,017,028
Shares issued to shareholders in payment of distributions declared	8,078	91,790	9,079	103,491
Shares redeemed	(94,863)	(1,071,168)	(65,233)	(745,434)

Net change resulting from Class B Share transactions	(54,249)	$ (608,583)	120,430	$ 1,375,085

Net change resulting from Fund Share transactions	(431,897)	$ (4,861,537)	(9,322)	$ (26,059)

	Mid Cap Equity Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,713,132	$ 25,142,095	1,438,616	$ 16,335,457
Shares issued to shareholders in payment of distributions declared	22,026	300,002	--	--
Shares redeemed	(1,161,466)	(16,640,166)	(528,498)	(6,090,301)

Net change resulting from Class A Share transactions	573,692	$ 8,801,931	910,118	$ 10,245,156

	Mid Cap Equity Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	51,655	$ 729,197	56,823	$ 622,627
Shares issued to shareholders in payment of distributions declared	1,464	19,173	--	--
Shares redeemed	(43,905)	(595,197)	(62,151)	(669,102)

Net change resulting from Class B Share transactions	9,214	$ (153,173)	(5,328)	$ (46,475)

Net change resulting from Fund Share transactions	582,906	$ 8,955,104	904,790	$ 10,198,681

	Total Return Bond Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold	1,051,018	$ 10,422,642	716,373	$ 7,285,506
Shares issued to shareholders in payment of distributions declared	200,348	1,991,623	205,542	2,089,993
Shares redeemed	(863,084)	(8,541,313)	(727,008)	(7,417,882)

Net change resulting from Fund Share transactions	388,282	$ 3,872,952	194,907	$ 1,957,617

	U.S. Government Income Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold	950,641	$ 9,788,237	1,544,848	$ 16,253,444
Shares issued to shareholders in payment of distributions declared	104,299	1,076,052	126,328	1,324,332
Shares redeemed	(1,765,729)	(18,208,485)	(1,092,294)	(11,484,124)

Net change resulting from Fund Share transactions	(710,789)	$ (7,344,196)	578,882	$ 6,093,652

MONEY MARKET FUNDS

	Cash Reserve Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	287,007,608	$ 287,007,608	327,318,475	$ 327,318,475
Shares issued to shareholders in payment of distributions declared	368,094	368,094	595,940	595,940
Shares redeemed	(303,334,896)	(303,334,896)	(357,650,686)	(357,650,686)

Net change resulting from Class A Share transactions	(15,959,194)	$ (15,959,194)	(29,736,271)	$ (29,736,271)

	Cash Reserve Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	127,637	$ 127,637	271,566	$ 271,566
Shares issued to shareholders in payment of distributions declared	1,965	1,965	3,978	3,978
Shares redeemed	(389,523)	(389,523)	(293,228)	(293,228)

Net change resulting from Class B Share transactions	(259,921)	$ (259,921)	(17,684)	$ (17,684)

Net change resulting from Fund Share transactions	(16,219,115)	$ (16,219,115)	(29,753,955)	$ (29,753,955)

	U.S. Treasury Money Market Fund
	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold	1,909,988,046	$ 1,909,988,046	720,769,448	$ 720,769,448
Shares issued to shareholders in payment of distributions declared	134,843	134,843	306,250	306,250
Shares redeemed	(1,979,193,244)	(1,979,193,244)	(693,275,644)	(693,275,644)

Net change resulting from Fund Share transactions	(69,070,355)	$ (69,070,355)	27,800,054	$ 27,800,054

(4) FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for dividend redesignations, net operating losses, expiration of capital loss carryforwards, and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
Louisiana Municipal Income Fund	$ --	$ 6,260	$ (6,260)
Mid Cap Equity Fund	(130,128)	130,128	--
Total Return Bond Fund	--	273,328	(273,328)
U.S. Government Income Fund	(1,298,006)	453,358	844,648

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended August 31, 2004 and 2003 were as follows:

	2004			2003
Fund	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Capital Appreciation Fund	$ --	$ 1,349,529	$ 15,321,751	$ --	$ 881,464	$ --
Louisiana Municipal Income Fund	3,509,984	165	211,682	3,827,233	265	540,099
Mid Cap Equity Fund	--	--	335,862	--	--	--
Total Return Bond Fund	--	2,352,147	--	--	2,404,027	--
U.S. Government Income Fund	--	3,483,285	--	--	4,153,568	--
Cash Reserve Fund	--	938,533	--	--	1,663,528	--
U.S. Treasury Money Market Fund	--	570,153	--	--	1,173,759	--

* For tax purposes short-term capital gain distributions are considered ordinary income.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Capital Loss Carryforward
Capital Appreciation Fund	$ --	$ 333,043	$ 7,814,892	$ 74,184,475	$ --
Louisiana Municipal Income Fund	294,589	461	103,889	5,569,538	--
Mid Cap Equity Fund	--	--	4,193,763	9,609,322	--
Total Return Bond Fund	--	238,392	--	1,738,648	2,178,973
U.S. Government Income Fund	--	537,375	--	2,890,913	1,436,394
Cash Reserve Fund	--	72,778	--	--	48,629
U.S. Treasury Money Market Fund	--	63,572	--	--	--

For federal income tax purposes, the following amounts apply as of August 31, 2004:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$ 177,176,354	$ 77,831,193	$ (3,646,718)	$ 74,184,475
Louisiana Municipal Income Fund	75,350,562	5,575,724	(6,186)	5,569,538
Mid Cap Equity Fund	69,449,876	12,199,255	(2,589,933)	9,609,322
Total Return Bond Fund	49,831,215	2,220,891	(482,243)	1,738,648
U.S. Government Income Fund	78,833,200	3,293,658	(402,745)	2,890,913
Cash Reserve Fund	168,088,955	--	--	--
U.S. Treasury Money Market Fund	152,329,906	--	--	--

* At amortized cost.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is due in part to differing treatments for tax deferral of losses on wash sales and accretion/premium amortization of debt securities.

At August 31, 2004, Total Return Bond Fund, U.S. Government Income Fund and Cash Reserve Fund had capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year
Fund	2005	2008	2009	2010	2011	2012	Total
Total Return Bond Fund	$ --	$ --	$ 100,003	$ 152,412	$ 1,926,558	$ --	$ 2,178,973
U.S. Government Income Fund	553,828	77,409	402,687	99,291	122,693	180,486	1,436,394
Cash Reserve Fund	--	--	--	931	44,663	3,035	48,629

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, the U.S. Government Income Fund had post October losses of $347,576 which were deferred to September 1, 2004.

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Hibernia Asset Management, a separately identifiable division of Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as follows:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Trust for the reporting period. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Hibernia Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Edgewood Services, Inc. ("Edgewood"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse Edgewood. Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses of up to 0.75% of average daily net assets of the Class B Shares, annually, to reimburse Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2004, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Sales Charges--For the year ended August 31, 2004, Edgewood did not retain sales charges from the sale of Class A shares.

See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--Prior to July 1, 2004, Federated Services Company ("FServ"), through its subsidiary, FSSC served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	FSSC
Capital Appreciation Fund	$ 75,123
Louisiana Municipal Income Fund	$ 43,717
Mid Cap Equity Fund	$ 61,141
Total Return Bond Fund	$ 38,428
U.S. Government Income Fund	$ 27,812
Cash Reserve Fund	$ 91,465
U.S. Treasury Money Market Fund	$ 49,061

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of Edgewood, the Funds' distributor. Income distributions earned by the Fund are recorded as income in the accompanying financial statements as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer
Louisiana Municipal Income Fund	Tax-Free Obligations Fund	$8,446

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004 were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$ 56,742,239	$ 71,204,834
Louisiana Municipal Income Fund	9,024,819	13,308,834
Mid Cap Equity Fund	47,694,484	35,713,596
Total Return Bond Fund	2,556,969	8,026,119
U.S. Government Income Fund	1,027,869	13,374,425

(7) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2004, 80.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 24.6% of total investments.

(8) FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2004, the amount of long-term capital gain designated by the Funds was as follows:

Fund Name
Capital Appreciation Fund	$ 15,321,751
Louisiana Municipal Income Fund	$ 211,682
Mid Cap Equity Fund	$ 335,862

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2004, the following percentages qualify for the dividend received deduction available to corporate shareholders:

Fund Name
Capital Appreciation Fund	94.33%

For the fiscal year ended August 31, 2004, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name
Capital Appreciation Fund	100.00%

At August 31, 2004, the following percentages present the portion of distributions from net investment income which are exempt from federal income tax, other than alternative minimum tax:

Fund Name
Louisiana Municipal Income Fund	100.00%

Report of Ernst & Young LLP, Independent Registered Public Accountants

To the Shareholders and Board of Trustees of
Hibernia Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Hibernia Capital Appreciation Fund, Hibernia Louisiana Municipal Income Fund, Hibernia Mid Cap Equity Fund, Hibernia Total Return Bond Fund, Hibernia U.S. Government Income Fund, Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund (the seven portfolios constituting the Hibernia Funds) (the "Trust") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Hibernia Funds at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 8, 2004

Board of Trustees and Trust Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Hibernia Fund Complex consists of seven investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Hibernia Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about the Funds Trustees and is available, without charge and upon request, by calling 1-800-999-0426.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Edward C. Gonzales* Birth Date: October 22, 1930 1001 Liberty Avenue Pittsburgh, PA TRUSTEE Began Serving: September 1991

Principal Occupation: Employee, Federated Investors, Inc.

Previous Positions: President, Executive Vice President and Treasurer of some of the Funds in the
Federated Investors Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated
Administrative Services; Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and
Chairman, Federated Administrative Services.

* Mr. Gonzales is deemed an interested Trustee due to the positions that he holds with Federated Investors, Inc., the parent company of the Funds' distributor.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Arthur Rhew Dooley, Jr. Birth Date: December 17, 1942 4047 Broadway San Antonio, TX TRUSTEE Began Serving: July 1999

Principal Occupation: Chairman, Dooley Tackaberry, Inc. (distributors and fabricators of fire protection and safety equipment), 1967 to Present; Registered Professional Engineer.

Other Directorships Held: Director, Loop Cold Storage Company; UTM.D. Anderson Cancer Center Board of Visitors.

Teri G. Fontenot Birth Date: June 16, 1953 18933 E. Pinnacle Circle Baton Rouge, LA TRUSTEE Began Serving: June 2001

Principal Occupation: President and Chief Executive Officer of Woman's Hospital, Baton Rouge, LA.

Other Directorships Held: Immediate Past Chair of Louisiana Hospital Association; Federal Reserve
Bank of Atlanta Board Director; Committee of 100; Chair of Hospital Billing and Collection Services Board;
Louisiana Perinatal Commission; National Institutes of Health Advisory Committee on Research on Women's Health;
Louisiana State University System Research & Technology Foundation Board and Executive Committee.

Board of Trustees and Trust Officers

INDEPENDENT TRUSTEES BACKGROUND (CONT.)

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Joe N. Averett, Jr. Birth Date: February 4, 1943 11000 Seville Quarters Shreveport, LA TRUSTEE Began Serving: June 2001

Principal Occupation: Retired.
Previous Position: President of Crystal Gas Storage, Inc., a wholly owned subsidiary of El Paso
Corporation (NYSE:EP).

Other Directorships Held: Sci-Port Discovery Center, Immediate Past Chair and Current Director;
Sci-Port Foundation, Director; Community Foundation of Shreveport-Bossier, Director; Committee of 100, Director;
Louisiana State University in Shreveport Foundation, Past President and Current Director; Petroleaum Club of Shreveport,
Past President and Director; Caddo Public Education Foundation, Past Chairman and Director; Red River Radio
Network (affiliate of National Public Radio), Past Director; First United Methodist Church of Shreveport Past
Member of Administrative Board and Finance Committee.

Ernest E. Howard, III Birth Date: March 26, 1943 P.O. Box 55748 Metairie, LA TRUSTEE Began Serving: March 2003

Principal Occupation: Retired.

Previous Positions: President and Chief Executive Officer of FM Properties, predecessor to
Stratus Properties, Inc. (NASDAQ: STRS) and Senior Vice President of Freeport-McMoRan Inc.
and Freeport-McMoRan Copper & Gold Inc. (NYSE: FCX).

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) for Past Five Years and Previous Position(s)
Charles L. Davis, Jr. Birth Date: March 23, 1960 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND ASSISTANT SECRETARY Began Serving: December 2003

Principal Occupations: Vice President, Managing Director of Mutual Fund
Services, Federated Services Company; and President, Edgewood Services, Inc.

Previous Positions: President, Federated Clearing Services and Director; Business
Development, Mutual Fund Services, Federated Services Company.

Donald P. Lee Birth Date: December 6, 1959 Private Client Group Risk Management 313 Carondelet Street New Orleans, LA CHIEF COMPLIANCE OFFICER Began Serving: June 2004

Principal Occupation: Director, Private Client Group Risk Management, Hibernia National Bank.

Previous Positions: Corporate Counsel, Hibernia National Bank 2002 - 2003; General Counsel and
Corporate Secretary, IBERIA BANK 1997 - 2001.

Richard J. Thomas Birth Date: June 17, 1954 1001 Liberty Avenue Pittsburgh, PA TREASURER Began Serving: September 2002

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Investors Fund
Complex and Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Timothy S. Johnson Birth Date: July 31, 1961 435 Sixth Avenue Pittsburgh, PA SECRETARY Began Serving: September 2001

Principal Occupation: Counsel, Reed Smith LLP.

Previous Positions: Vice President and Corporate Counsel, Federated Services Company; Secretary,
Edgewood Services, Inc.; Secretary or Assistant Secretary of various funds distributed by Edgewood
Services, Inc. and Federated Securities Corp., Assistant Secretary of the Trust December 1997 - December 2001.

Mutual funds are not bank deposits, or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without change and upon request, by calling 1-800-562-9007 Ext. 3-3326. A report of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Hibernia Funds website. Go to http://www.Hiberniafunds.com; select Proxy Voting Record; then select a Fund. This report on "Form N-PX" is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

Edgewood Services, Inc., Distributor of the Funds

G01262-01 (10/04)

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-999-0426, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Joe N. Averett, Jr., Arthur Rhew Dooley, Jr.,
Teri G. Fontenot, and Ernest E. Howard III.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $132,000

                  Fiscal year ended 2003 - $126,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Hibernia Funds

By          /s/Richard N. Paddock
            Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer

Date        March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/Charles L. Davis
            Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer

Date        March 1, 2006

By          /s/Richard N. Paddock
            Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer

Date        March 1, 2006